WADDELL & REED
                    FUNDS, INC.
                       Total Return Fund
                       Growth Fund
                       Science and Technology Fund
                       International Growth Fund
                       Asset Strategy Fund
                       Limited-Term Bond Fund
                       High Income Fund
                       Municipal Bond Fund

                    ANNUAL
                    REPORT
                    ----------------------------------------
                    For the fiscal year ended March 31, 1999

WADDELL & REED TOTAL RETURN FUND
MANAGERS' LETTER
MARCH 31, 1999
-----------------------------------------------------------------



Dear Shareholder:


This report relates to the operation of the Total Return Fund for the fiscal year ended March 31, 1999. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

The U.S. stock market experienced extreme volatility in the past fiscal year. Serious concerns regarding Japan, Russia and U.S. hedge funds helped trigger a sharp stock market decline in the period from July to September 1998. Fears of a spreading financial crisis led to a series of interest rate cuts by several of the world's central banks and sparked a strong U.S. stock rally that continued through the first three months of 1999. The U.S. benefited from low global commodity prices and continued strength in the domestic economy. The U.S. consumer continues to spend at record levels, resulting in a massive U.S. trade deficit, but providing critically needed end-market demand for our global trading partners.

With price to earnings ratios and absolute stock prices near record levels for many high quality stocks, the Fund has been positioned rather defensively. The Fund's portfolio is overweighted in household products, cable television, drugs, medical services, financial services, retailing and utilities. The Fund is also maintaining meaningful positions in chemical, machinery and automotive stocks which appear to represent good value in today's market. We are also enhancing the Fund's yield with some positions in U.S. Treasury securities. We continue to invest in large capitalization stocks, typically in dividend-paying companies with dominant market positions in their industries.

The strategies and techniques we applied resulted in the Fund's performance falling below that of the S&P 500 Index and above the Lipper Growth and Income Fund Universe Average, as both are charted on the following page. Those indexes reflect the performance of securities that generally represent the stock market (the S&P 500 Index) and the universe of funds with similar investment objectives (the Lipper Growth and Income Fund Universe Average).

The current high valuations for the major equity indexes appear to fully reflect the positive factors that characterize the U.S. economic environment: low inflation, low interest rates, low unemployment and high levels of consumer confidence. We think 1999 will show only moderate earnings growth. We expect returns from stocks to be less robust than the exceptional results we have enjoyed in the past three years. Consumer spending has achieved levels which will be difficult to maintain in the months ahead. We expect modest GDP growth, slow earnings growth and more normal results from stocks in the remainder of 1999.

Thank you very much for your continued support and confidence in our organization.

Respectfully,
Russell E. Thompson
James D. Wineland
Managers, Waddell & Reed Funds, Inc. Total Return Fund

             Comparison of Change in Value of $10,000 Investment in
                       Total Return Fund, Class B Shares,
                               The S&P 500 Index
             and The Lipper Growth and Income Fund Universe Average

                              Total                        Lipper
                             Return                    Growth and
                               Fund                   Income Fund
                            Class B      S & P 500       Universe
                             Shares          Index        Average
                          ---------      ---------     ----------
     09/30/92 Purchase       10,000         10,000         10,000
     03/31/93                11,147         10,962         11,053
     03/31/94                12,073         11,123         11,395
     03/31/95                12,818         12,855         12,509
     03/31/96                16,503         16,982         16,001
     03/31/97                18,472         20,334         18,490
     03/31/98                25,781         31,629         25,925
     03/31/99                27,707         37,490         27,266


===== Total Return Fund, Class B Shares (1) (2) -- $27,707
+++++ The  S&P 500 Index (1)  -- $37,490
----- Lipper Growth & Income Fund Universe Average (1) -- $27,266

(1) Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of both the indexes are not available, the investments were effected as of September 30, 1992.
(2) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.


         Average Annual Total Return *
                    Class B**  Class Y
         -----------------------------

Year Ended
   3/31/99          4.65%      8.37%
5 Years Ended
   3/31/99          18.07%     N/A
6+ Years Ended
   3/31/99***       16.81%     N/A
Life of
   Class Y****      N/A        20.49%


   *Total return for the Class Y shares may be greater than that of the Class B shares because the Fund's Class Y shares are not subject to a contingent deferred sales charge and have a lower 12b-1 fee.
  **Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC's applied for the periods shown are 3% (1 Year) and 0% (5 Years and 6+ Years).
 ***9/21/92 (the initial offering date) through 3/31/99
****12/29/95 (the date on which Fund Class Y shares were first acquired by investors) through 3/31/99.

  Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
TOTAL RETURN FUND

PORTFOLIO STRATEGY:
Common stocks and          OBJECTIVE:   Current income while
securities convertible into             seeking capital
common stocks.                          growth.


Cash Reserves               STRATEGY:   Invests primarily in common stocks, or
                                        securities convertible into common
                                        stocks, of companies that have a record
                                        of paying regular dividends on common
                                        stock and also have the potential for
                                        capital appreciation.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Total Return Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Fiscal Year ended March 31, 1999
(Restated to reflect the 100% stock
dividend effected June 26, 1998.)
----------------------------------------
DIVIDEND PAID                    $0.01
                                 =====

CAPITAL GAINS DISTRIBUTION       $1.56
                                 =====

NET ASSET VALUE ON
    3/31/99 $11.52 adjusted to: $13.08(A)
    3/31/98                      12.24
                                ------
CHANGE PER SHARE                $ 0.84
                                ======

(A)This number includes the capital gains distribution of $1.56 paid in December 1998 added to the actual net asset value on March 31, 1999.

Past performance is not necessarily indicative of future results.



TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 3-31-99            4.65%     7.47%
5-year period ended 3-31-99           18.07%    18.07%
Period from 9-21-92*
  through 3-31-99                     16.81%    16.81%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1999, Total Return Fund had net assets totaling $509,591,004 invested in a diversified portfolio of:

   78.93% Common Stocks
   15.40% United States Government Security
    5.67% Cash and Cash Equivalents



As a shareholder of Total Return Fund, for every $100 you had invested on March 31, 1999, your Fund owned:

 $39.55  Manufacturing Stocks
  15.40  United States Government Security
  12.78  Transportation, Communication, Electric
           and Sanitary Services Stocks
  10.13  Finance, Insurance and Real Estate Stocks
   9.88  Wholesale and Retail Trade Stocks
   5.67  Cash and Cash Equivalents
   4.95  Services Stocks
   1.64  Mining Stocks

THE INVESTMENTS OF
TOTAL RETURN FUND
MARCH 31, 1999

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 0.88%
 Gap, Inc. (The)  ........................    66,450 $  4,472,916

Building Materials and Garden Supplies - 0.85%
 Home Depot, Inc. (The)  .................    69,600    4,332,600

Cable and Other Pay Television Services - 2.01%
 Cox Communications, Inc., Class A*  .....   135,300   10,232,063

Chemicals and Allied Products - 14.48%
 Air Products and Chemicals, Inc.  .......    71,800    2,459,150
 Bristol-Myers Squibb Company  ...........    89,700    5,768,831
 Colgate-Palmolive Company  ..............    40,100    3,689,200
 du Pont (E.I.) de Nemours and Company  ..   133,600    7,757,150
 Gillette Company (The)  .................    82,050    4,876,847
 Lilly (Eli) and Company  ................    90,000    7,638,750
 Merck & Co., Inc.  ......................    70,600    5,661,237
 Monsanto Company  .......................   131,800    6,054,562
 Novartis, AG (A)  .......................     2,700    4,389,100
 PPG Industries, Inc.  ...................    34,500    1,768,125
 Pfizer Inc.  ............................    40,300    5,591,625
 Pharmacia & Upjohn, Inc.  ...............    46,600    2,906,675
 Procter & Gamble Company (The)  .........    39,600    3,878,325
 Warner-Lambert Company  .................   171,300   11,337,919
   Total .................................             73,777,496

Communication - 4.99%
 AT&T Corporation  .......................    81,500    6,504,719
 AirTouch Communications*  ...............    56,000    5,411,000
 Level 3 Communications, Inc.*  ..........    45,000    3,277,969
 MCI WORLDCOM, Inc.*  ....................    64,000    5,666,000
 SBC Communications Inc.  ................    97,300    4,585,262
   Total .................................             25,444,950

Depository Institutions - 2.18%
 Chase Manhattan Corporation (The)  ......    61,000    4,960,062
 Citigroup Inc.  .........................    96,450    6,160,744
   Total .................................             11,120,806

Electric, Gas and Sanitary Services - 3.95%
 Consolidated Edison, Inc.  ..............    94,200    4,268,437
 Duke Energy Corp.  ......................    78,300    4,277,138
 Republic Services, Inc., Class A*  ......   175,500    2,840,906
 Texas Utilities Company  ................   210,300    8,766,881
   Total .................................             20,153,362

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
TOTAL RETURN FUND
MARCH 31, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 7.35%
 Analog Devices, Inc.*  ..................    99,600 $  2,963,100
 General Electric Company  ...............   103,100   11,405,438
 General Instrument Corporation*  ........   141,400    4,286,187
 Intel Corporation  ......................    81,900    9,735,863
 Maytag Corporation  .....................    64,700    3,906,262
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................   216,500    5,162,172
   Total .................................             37,459,022

Fabricated Metal Products - 2.22%
 Lockheed Martin Corporation  ............   220,800    8,321,400
 Newell Rubbermaid Inc.  .................    63,300    3,006,750
   Total .................................             11,328,150

Food and Kindred Products - 2.08%
 Bestfoods  ..............................    86,200    4,051,400
 Coca-Cola Company (The)  ................    43,800    2,688,225
 Panamerican Beverages Inc., Class A  ....    80,900    1,420,806
 Ralston-Ralston Purina Group  ...........    91,800    2,449,913
   Total .................................             10,610,344

Food Stores - 1.30%
 Kroger Co. (The)*  ......................   110,400    6,610,200

General Merchandise Stores - 3.63%
 Dayton Hudson Corporation  ..............   103,000    6,862,375
 Wal-Mart Stores, Inc.  ..................   126,200   11,634,063
   Total .................................             18,496,438

Health Services - 1.07%
 Tenet Healthcare Corporation*  ..........   289,300    5,478,619

Industrial Machinery and Equipment - 4.62%
 Case Corporation  .......................   212,400    5,389,650
 Cisco Systems, Inc.*  ...................    88,800    9,731,925
 Deere & Company  ........................    61,000    2,356,125
 International Business Machines Corporation  34,200    6,061,950
   Total .................................             23,539,650

Instruments and Related Products - 3.45%
 General Motors Corporation, Class H*  ...    46,900    2,365,519
 Guidant Corporation  ....................   142,800    8,639,400
 Medtronic, Inc.  ........................    48,600    3,487,050
 Raytheon Company, Class A  ..............    53,699    3,101,117
   Total .................................             17,593,086

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
TOTAL RETURN FUND
MARCH 31, 1999
                                              Shares        Value
COMMON STOCKS (Continued)
Insurance Carriers - 2.13%
 American International Group, Inc.  .....    58,800 $  7,092,750
 Chubb Corporation (The)  ................    63,900    3,742,144
   Total .................................             10,834,894

Miscellaneous Manufacturing Industries - 0.45%
 Tyco International Ltd.  ................    32,000    2,296,000

Miscellaneous Retail - 0.87%
 Costco Companies, Inc.*  ................    48,500    4,442,297

Motion Pictures - 2.01%
 Time Warner Incorporated  ...............   121,200    8,612,775
 Walt Disney Company (The)  ..............    52,200    1,624,725
   Total .................................             10,237,500

Nondepository Institutions - 5.71%
 American Express Company  ...............     2,500      293,750
 Associates First Capital Corporation,
   Class A ...............................   158,942    7,152,390
 Fannie Mae  .............................   181,200   12,548,100
 Freddie Mac  ............................   159,200    9,094,300
   Total .................................             29,088,540

Oil and Gas Extraction - 1.64%
 Burlington Resources Incorporated  ......   208,900    8,342,944

Paper and Allied Products - 0.39%
 Willamette Industries, Inc.  ............    52,800    1,993,200

Petroleum and Coal Products - 2.20%
 Chevron Corporation  ....................    28,500    2,520,469
 Exxon Corporation  ......................    31,200    2,201,550
 Mobil Corporation  ......................    45,200    3,977,600
 Royal Dutch Petroleum Company  ..........    47,900    2,490,800
   Total .................................             11,190,419

Prepackaged Software - 1.87%
 Microsoft Corporation*  .................   106,400    9,532,775

Primary Metal Industries - 0.58%
 Alcoa Incorporated  .....................    71,800    2,957,262

Radio and Television Broadcasting - 1.32%
 Clear Channel Communications, Inc.*  ....   100,100    6,712,956

Security and Commodity Brokers - 0.11%
 Morgan Stanley, Dean Witter, Discover
   & Co. .................................     5,600      559,650

Transportation By Air - 0.51%
 AMR Corporation*  .......................    44,200    2,588,462
               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
TOTAL RETURN FUND
MARCH 31, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation Equipment - 1.73%
 DaimlerChrysler AG  .....................    45,702 $  3,921,803
 Ford Motor Company  .....................    86,100    4,886,175
   Total .................................              8,807,978

Wholesale Trade - Durable Goods - 1.06%
 Johnson & Johnson  ......................    57,900    5,424,506

Wholesale Trade - Nondurable Goods - 1.29%
 Safeway Inc.*  ..........................   128,000    6,568,000

TOTAL COMMON STOCKS - 78.93%                         $402,227,085
 (Cost: $244,350,027)

                                           Principal
                                           Amount in
                                           Thousands
UNITED STATES GOVERNMENT SECURITY - 15.40%
 United States Treasury,
   5.5%, 8-15-2028 (B) ...................   $82,000 $ 78,476,460
 (Cost: $84,882,612)

SHORT-TERM SECURITIES
Commercial Paper
 Depository Institutions - 0.78%
 Dresdner U.S. Finance Inc.,
   4.86%, 4-7-99 .........................     4,000    3,996,760

 Electric, Gas and Sanitary Services - 0.57%
 Commonwealth Edison Co.,
   5.03%, 4-6-99 .........................     2,890    2,887,981

 Fabricated Metal Products - 0.51%
 Danaher Corporation,
   4.9388%, Master Note ..................       285      285,000
 Snap-On Inc.,
   4.83%, 4-13-99 ........................     2,300    2,296,297
   Total .................................              2,581,297

 Food and Kindred Products - 0.77%
 General Mills, Inc.,
   4.7938%, Master Note ..................     3,934    3,934,000

 Instruments and Related Products - 0.39%
 Raytheon Company,
   5.05%, 4-1-99 .........................     2,000    2,000,000


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
TOTAL RETURN FUND
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Paper and Allied Products - 1.96%
 Westvaco Corp.,
   4.85%, 4-29-99 ........................   $10,000 $  9,962,278

 Personal Services - 0.39%
 Block Financial Corp.,
   4.84%, 4-20-99 ........................     2,000    1,994,891

TOTAL SHORT-TERM SECURITIES - 5.37%                  $ 27,357,207
 (Cost: $ 27,357,207)

TOTAL INVESTMENT SECURITIES - 99.70%                 $508,060,752
 (Cost: $356,589,846)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.30%       1,530,252

NET ASSETS - 100.00%                                 $509,591,004


               See Notes to Schedules of Investments on page 71.

WADDELL & REED GROWTH FUND
MANAGER'S LETTER
MARCH 31, 1999
-----------------------------------------------------------------



Dear Shareholder:

This report relates to the operation of the Growth Fund for the fiscal year ended March 31, 1999. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

Over the course of the past fiscal year, we observed several trends that have become by now entrenched. Most important was a frenzy to own Internet-related stocks, followed by a flood of initial public offerings in that area. On the other side, there has been an increase in concern over securities that appear susceptible to Year 2000 disruptions. Finally, there has been reduced interest in companies that have annual growth rates of fifteen percent or less, seemingly because that's inadequate given the enormous opportunity provided by Internet investments.

Our strategy toward the latter part of the fiscal year has been somewhat contrarian in that we have sold some of our positions in stocks that have risen sharply and bought large positions in some stocks that have rapidly declined. We have also refrained from buying the new Internet IPOs. We have emphasized buying companies that have exhibited proven 25% growth.

The strategies and techniques we applied resulted in the Fund significantly outperforming the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the small companies sector of the stock market (the Nasdaq Industrials Index) and the universe of funds with similar investment objectives (the Lipper Small Company Growth Fund Universe Average).

We do not yet see the catalyst for a big upward move in small company growth sector. Consequently, we anticipate a continuation of market conditions where stock selection strategy will be important.

Thank you very much for your continued support and confidence in our organization.

Respectfully,
Mark G. Seferovich
Grant P. Sarris
Managers, Waddell & Reed Funds, Inc. Growth Fund

             Comparison of Change in Value of $10,000 Investment in
                          Growth Fund, Class B Shares,
                          The Nasdaq Industrials Index
           and The Lipper Small Company Growth Fund Universe Average

                                                   Lipper
                                                    Small
                          Growth                  Company
                           Fund,       Nasdaq Growth Fund
                         Class B  Industrials    Universe
                          Shares        Index     Average
                         -------  -----------    --------
     09/30/92 Purchase    10,000       10,000      10,000
     03/31/93             11,771       11,493      11,830
     03/31/94             14,497       12,548      13,125
     03/31/95             17,775       12,913      14,136
     03/31/96             22,497       16,507      18,648
     03/31/97             20,029       16,396      19,539
     03/31/98             33,122       21,933      28,083
     03/31/99             40,279       22,334      23,718

===== Growth Fund, Class B Shares (1) (2) -- $40,279
***** Nasdaq Industrials Index(1) - $22,334
----- Lipper Small Company Growth Fund Universe Average (1) -- $23,718

(1) Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of all the indexes are not available, the investments were effected as of September 30, 1992.

(2) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

         Average Annual Total Return*
                    Class B**  Class Y
         -----------------------------

Year Ended
   3/31/99          18.61%     22.73%
5 Years Ended
   3/31/99          22.68%     N/A
6+ Years Ended
   3/31/99***       23.80%     N/A
Life of
   Class Y ****     N/A        21.96%


   *Total return for the Class Y shares may be greater than that of the Class B shares because the Fund's Class Y shares are not subject to a contingent deferred sales charge and have a lower 12b-1 fee.
  **Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC's applied for the periods shown are 3% (1 Year) and 0% (5 Years and 6+ Years).
 ***9/21/92 (the initial offering date) through 3/31/99
****12/29/95 (the date on which Fund Class Y shares were first acquired by shareholders) through 3/31/99.

  Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
GROWTH FUND

PORTFOLIO STRATEGY:
Common stocks and          OBJECTIVE:   Capital appreciation.
securities convertible
into common stocks.

Cash Reserves               STRATEGY:   Invests primarily in common stocks, or
                                        securities convertible into common
                                        stocks, of companies that offer above-
                                        average growth potential, including
                                        relatively new or unseasoned companies.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Growth Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Fiscal Year Ended March 31, 1999
(Restated to reflect the 100% stock
dividend effected June 26, 1998.)
-------------------------------------------

CAPITAL GAINS DISTRIBUTION       $2.35
                                 =====

NET ASSET VALUE ON
  3/31/99   $14.74 adjusted to: $17.09(A)
  3/31/98                        14.29
                                ------
CHANGE PER SHARE                $ 2.80
                                ======

(A)This number includes the capital gains distribution of $2.35 paid in December 1998 added to the actual net asset value on March 31, 1999.

Past performance is not necessarily indicative of future results.




TOTAL RETURN HISTORY

                                 Average Annual Total Return
                                ----------------------------
                                      With        Without
                                    CDSC**        CDSC***
                                    ------        -------
Period
------
1-year period ended 3-31-99           18.61%        21.61%
5-year period ended 3-31-99           22.68%        22.68%
Period from 9-21-92*
  through 3-31-99                     23.80%        23.80%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1999, Growth Fund had net assets totaling $432,554,316 invested in a diversified portfolio of:

   77.44%  Common Stocks
   22.56%  Cash and Cash Equivalents

As a shareholder of Growth Fund, for every $100 you had invested on March 31, 1999, your Fund owned:

 $36.35  Services Stocks
  22.56  Cash and Cash Equivalents
  16.93  Transportation, Communication, Electric
           and Sanitary Services Stocks
  15.01  Manufacturing Stocks
   8.04  Wholesale and Retail Trade Stocks
   1.11  Finance, Insurance and Real Estate Stocks

THE INVESTMENTS OF
GROWTH FUND
MARCH 31, 1999
                                              Shares        Value

COMMON STOCKS
Automotive Dealers and Service Stations - 2.38%
 O'Reilly Automotive, Inc.*  .............   230,000 $ 10,285,313

Building Materials and Garden Supplies - 0.12%
 Fastenal Company  .......................    15,000      525,469

Business Services _ 17.76%
 America Online, Inc.*  ..................   180,000   26,280,000
 Eclipsys Corporation*  ..................   122,000    2,581,063
 FactSet Research Systems, Inc.  .........   169,000    7,309,250
 FORE Systems, Inc.*  ....................   400,000    7,562,500
 Getty Images, Inc.*  ....................   286,900    6,015,934
 Medical Manager Corporation*  ...........    47,000    1,089,812
 Primark Corporation*  ...................   300,000    6,375,000
 Shared Medical Systems Corporation  .....   130,000    7,239,375
 USWeb Corporation*  .....................   300,000   12,356,250
   Total .................................             76,809,184

Communication - 11.84%
 COLT Telecom Group plc, ADR*  ...........   240,000   17,242,500
 Intermedia Communications of
   Florida, Inc.* ........................   225,000    6,018,750
 Paging Network, Inc.*  .................. 1,117,000    5,201,031
 RCN Corporation*  .......................   300,000   10,078,125
 Western Wireless Corporation, Class A*  .   350,000   12,676,562
   Total .................................             51,216,968

Electric, Gas and Sanitary Services - 0.91%
 Superior Services, Inc.*  ...............   200,000    3,956,250

Electronic and Other Electric Equipment - 2.84%
 Broadcom Corporation, Class A*  .........    80,000    4,925,000
 Xylan Corporation*  .....................   200,000    7,368,750
   Total .................................             12,293,750

Engineering and Management Services - 2.97%
 Incyte Pharmaceuticals, Inc.*  ..........   350,000    7,010,938
 MAXIMUS, Inc.*  .........................   200,000    5,825,000
   Total .................................             12,835,938

Food and Kindred Products - 2.43%
 American Italian Pasta Company,
   Class A* ..............................   220,000    5,500,000
 Tootsie Roll Industries, Inc.  ..........   109,273    5,033,374
   Total .................................             10,533,374

Furniture and Home Furnishings Stores - 0.98%
 Williams-Sonoma, Inc.*   ................   150,000    4,237,500


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
GROWTH FUND
MARCH 31, 1999
                                              Shares        Value
COMMON STOCKS (Continued)
Health Services - 3.89%
 American Healthcorp, Inc.*  .............   500,000 $  3,828,125
 Amsurg Corp., Class A*  .................   118,000      840,750
 Amsurg Corp., Class B*  .................   536,809    3,791,213
 Concentra Managed Care, Inc.*  ..........   575,000    8,355,469
   Total .................................             16,815,557

Industrial Machinery and Equipment - 0.87%
 MedE America Corporation*  ..............    61,000    1,214,281
 Tractor Supply Company*  ................   100,000    2,543,750
   Total .................................              3,758,031

Instruments and Related Products - 2.18%
 Lunar Corporation*  .....................   400,000    2,600,000
 Maxxim Medical, Inc.*  ..................   150,000    2,831,250
 STERIS Corporation*  ....................   150,000    3,993,750
   Total .................................              9,425,000

Miscellaneous Manufacturing Industries - 4.50%
 Blyth Industries, Inc.*  ................   200,000    4,725,000
 Racing Champions Corporation*  ..........   350,000    3,839,063
 Tiffany & Co.  ..........................   146,100   10,920,975
   Total .................................             19,485,038

Miscellaneous Retail - 1.30%
 MSC Industrial Direct Co., Inc.,
   Class A* ..............................   330,000    5,610,000

Paper and Allied Products - 0.70%
 IVEX Packaging Corporation*  ............   200,000    3,037,500

Personal Services - 1.31%
 Block (H&R), Inc.  ......................   120,000    5,685,000

Prepackaged Software - 10.42%
 Cerner Corporation*  ....................   265,000    4,240,000
 Citrix Systems, Inc.*  ..................   130,000    4,948,125
 Dendrite International, Inc.*  ..........   300,000    6,778,125
 Intuit Inc.*  ...........................   175,000   17,800,782
 Learning Company, Inc. (The)*  ..........   160,000    4,640,000
 Transaction Systems Architects,
   Inc., Class A* ........................   185,000    6,665,781
   Total .................................             45,072,813

Radio and Television Broadcasting - 1.16%
 Emmis Broadcasting Corporation*  ........   100,000    4,996,875

Railroad Transportation - 1.32%
 Kansas City Southern Industries, Inc.  ..   100,000    5,700,000

Real Estate - 1.11%
 Stewart Enterprises, Inc., Class A  .....   300,000    4,809,375
               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
GROWTH FUND
MARCH 31, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Stone, Clay and Glass Products - 1.49%
 Gentex Corporation*  ....................   300,000 $  6,468,750

Transportation by Air - 1.70%
 Midwest Express Holdings, Inc.*  ........   250,000    7,343,750

Wholesale Trade - Durable Goods - 2.35%
 Department 56, Inc.*  ...................   240,000    7,305,000
 OmniCare, Inc.  .........................   150,000    2,859,375
   Total .................................             10,164,375

Wholesale Trade - Nondurable Goods - 0.91%
 NCS Healthcare, Inc., Class A*  .........   321,500    3,918,281


TOTAL COMMON STOCKS - 77.44%                         $334,984,091
 (Cost: $217,654,376)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 3.00%
 Monsanto Company,
   4.86%, 4-16-99 ........................   $13,000   12,973,675

 Communication - 4.62%
 BellSouth Telecommunications, Inc.,
   4.84%, 4-6-99 .........................    10,000    9,993,278
 Dominion Resources, Inc.,
   5.0%, 4-21-99 .........................    10,000    9,972,222
   Total .................................             19,965,500

 Electric, Gas and Sanitary Services - 2.88%
 National Fuel Gas Co.,
   4.9%, 4-7-99 ..........................     8,250    8,243,263
 Western Resources, Inc.,
   5.02%, 4-18-99 ........................     4,200    4,195,900
   Total .................................             12,439,163

 Fabricated Metal Products - 0.06%
 Danaher Corporation,
   4.9388%, Master Note ..................       267      267,000

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
GROWTH FUND
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Food and Kindred Products - 3.87%
 ConAgra, Inc.,
   5.0%, 4-8-99 ..........................   $ 3,000 $  2,997,083
 General Mills, Inc.,
   4.7938%, Master Note ..................     8,477    8,477,000
 Ralston Purina Co.,
   5.02%, 4-9-99 .........................     5,265    5,259,127
   Total .................................             16,733,210

 Industrial Machinery and Equipment - 1.85%
 United Technologies Corp.,
   4.85%, 4-5-99 .........................     8,000    7,995,689

 Instruments and Related Products - 2.08%
 Raytheon Company,
   5.05%, 4-1-99 .........................     9,000    9,000,000

 Personal Services - 0.92%
 Block Financial Corp.,
   4.84%, 4-20-99 ........................     4,000    3,989,782

 Transportation Equipment - 0.85%
 Dana Corporation,
   5.05%, 4-20-99 ........................     3,700    3,690,138

Total Commercial Paper - 20.13%                        87,054,157

Municipal Obligations - 2.08%
 Louisiana
 Gulf Coast Industrial Development Authority,
   Environmental Facilities Revenue Bonds
   (CITGO Petroleum Corporation Project), Taxable
   Series 1998 (Royal Bank of Canada),
   4.96%, 6-2-99 .........................     9,000    9,000,000

TOTAL SHORT-TERM SECURITIES - 22.21%                 $ 96,054,157
 (Cost: $96,054,157)

TOTAL INVESTMENT SECURITIES - 99.65%                 $431,038,248
 (Cost: $313,708,533)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.35%       1,516,068

NET ASSETS - 100.00%                                 $432,554,316


               See Notes to Schedules of Investments on page 71.

WADDELL & REED SCIENCE AND TECHNOLOGY FUND
MANAGER'S LETTER
MARCH 31, 1999
---------------------------------------------------------------------------


Dear Shareholder:

This report relates to the operation of the Science and Technology Fund for the fiscal year ended March 31, 1999. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

The economy remained strong and inflation subdued during the past fiscal year. Consumer spending remained healthy, with strong demand for autos and housing, and excellent retail sales. Consumer spending has been driven somewhat by the wealth effect, as the stock and bond markets have provided consumers with more cash for purchases. There were signs that the Asian contagion is subsiding and European markets have responded to the lower prevailing interest rates. The American economy remains the globe's primary growth engine.

The Fund had an outstanding year, led primarily by its Internet-related holdings. The Fund also benefited from investments in initial public offerings. Fund holdings in the following areas contributed positively to performance: networking, software for web development, telecommunications and related services, drug industry, hospital supply and distribution, medical devices and the cable industry. The market capitalizations of the largest Internet players have grown so large that they and others are forcing consolidation of the medium and smaller companies. The biggest players are buying the smaller ones that complement their business strategies. Normally, when one large company acquires another very expensive company, the acquiring company's stock price goes down. In the case of Internet stocks, however, prices of both buyer and seller have typically advanced because investors can see synergies that seem to enhance growth potential substantially.

The strategies and techniques we applied resulted in the Fund significantly outperforming the S&P 400 Index and falling modestly below the Lipper Science and Technology Fund Universe Average, both as charted on the following page.
The S&P 400 Index reflects the performance of securities that generally represent the non-financial institution portion of the stock market. The Lipper Index reflects the performance of the universe of funds with similar investment objectives as the Fund. The Fund's performance was aided by large advances of Internet stocks, fewer earnings disappointments among the Fund's major holdings and little, if any, Asian or Latin American exposure.

We still believe profit forecasts are too high, given the prevailing lack of pricing flexibility and profit margin expansion. The U.S. economy is the world's strongest, but we are not sure if it can continue to pull the rest of the world out of its slump. Interest rates, however, should remain low and not a threat. American companies must remain competitive since foreign companies with weaker currencies can undercut American prices in the marketplace. We expect to keep diversifying into U.S. based equities with less foreign earnings risk. Depending on market conditions, we may increase cash reserves if we feel the market has peaked, or lower cash reserves if stocks, as an asset class, are generally cheaper than bonds or alternative investments.

Thank you very much for your continued support and confidence.

Respectfully,


Abel Garcia
Manager, Waddell & Reed Funds, Inc. Science and Technology Fund

             Comparison of Change in Value of $10,000 Investment in
                  Science and Technology Fund, Class B Shares,
                               The S&P 400 Index
          and the Lipper Science and Technology Fund Universe Average

                                                           Lipper
                                                      Science and
                                                       Technology
                        Science and            S&P           Fund
                    Technology Fund            400       Universe
                     Class B Shares          Index        Average
                    ---------------      ---------        -------
     07/31/97 Purchase       10,000         10,000         10,000
     03/31/98                12,010         10,587         10,650
      3/31/99                17,450         12,975         16,348


===== Science and Technology Fund, Class B Shares(1) - $17,450
+++++ S&P 400 Index - $12,975
***** Lipper Science and Technology Fund Universe Average - $16,348

 (1) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

         Average Annual Total Return*
                    Class B**  Class Y
         -----------------------------
Year Ended
   3/31/99          42.30%     N/A
1+ Years Ended
   3/31/99***       38.24%     N/A
Aggregate Total
   Return for
   Life of Class Y ****N/A     44.67%


   *Total return for the Class Y shares may be greater than that of the Class B shares because the Fund's Class Y shares are not subject to a contingent deferred sales charge and have a lower 12b-1 fee.
  **Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC's applied for the periods shown are 3% (1 Year) and 2% (1+ years).
***7/31/97 (the initial offering date) through 3/31/99
****6/9/98 (the date on which Fund Class Y shares were first acquired by shareholders) through 3/31/99.

SHAREHOLDER SUMMARY
------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUND

PORTFOLIO STRATEGY:
Technology-related         OBJECTIVE:   Long-term capital growth through
  stocks                                investments primarily in science and
                                        technology securities.

Generally at least 80%      STRATEGY:   Invests primarily in common
  in science or technology              stocks of companies whose
  securities; may have more             products, processes or services
  than 20% in debt securities.          are expected to benefit from  scientific
                                        or technological discoveries or
                                        developments.

Cash Reserves                           The use of cash reserves (often invested
                                        in money market securities) for
                                        defensive purposes is a strategy that
                                        may be utilized by the Science and
                                        Technology Fund from time to time.  For
                                        more information about the Fund's cash
                                        reserves flexibility, please consult the
                                        Prospectus.

                             FOUNDED:   1997

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (DECEMBER)

PERFORMANCE SUMMARY -- Class B Shares

        PER SHARE DATA
For the Fiscal Year Ended March 31, 1999
--------------------------------------
NET ASSET VALUE ON
    3/31/99                     $17.45
    3/31/98                      12.01
                                ------
CHANGE PER SHARE                $ 5.44
                                ======

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 3-31-99           42.30%    45.30%
Period from 7-31-97*
  through 3-31-99                     38.24%    39.69%

    *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of the period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of the period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1999, Science and Technology Fund had net assets totaling $44,424,382 invested in a diversified portfolio of:

   77.06% Common Stocks
   22.94% Cash and Cash Equivalents


As a shareholder of Science and Technology Fund, for every $100 you had invested on March 31, 1999, your Fund owned:

 $51.74  Services Stocks
  22.94  Cash and Cash Equivalents
  16.46  Manufacturing Stocks
   7.97 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   0.89  Wholesale and Retail Trade Stocks

THE INVESTMENTS OF
SCIENCE AND TECHNOLOGY FUND
MARCH 31, 1999
                                              Shares        Value
COMMON STOCKS
Business Services - 29.87%
 Amazon.com, Inc.*  ......................     7,000  $ 1,204,875
 America Online, Inc.*  ..................    12,800    1,868,800
 BroadVision, Inc.*  .....................    20,000    1,196,875
 DoubleClick Inc.*  ......................     7,000    1,274,656
 EarthLink Network, Inc.*  ...............     7,000      420,656
 eBay Inc.*  .............................     4,500      617,766
 Fiserv, Inc.*  ..........................     8,000      428,500
 Inktomi Corporation*  ...................    13,000    1,113,125
 Macromedia, Inc.*  ......................    10,000      453,125
 MemberWorks Incorporated*  ..............    18,400      665,850
 MiningCo.com, Inc.*  ....................     7,500      671,250
 pcOrder.com, Inc.*  .....................     6,000      340,500
 TMP Worldwide Inc.*  ....................    12,000      778,125
 Teradyne, Inc.*  ........................     7,000      381,937
 USWeb Corporation*  .....................    14,000      576,625
 Wind River Systems, Inc.*  ..............    15,000      266,719
 Yahoo! Inc.*  ...........................     6,000    1,009,125
   Total .................................             13,268,509

Cable and Other Pay Television Services - 2.79%
 Cox Communications, Inc., Class A*  .....     8,000      605,000
 MediaOne Group, Inc.*  ..................    10,000      635,000
   Total .................................              1,240,000

Communication - 4.12%
 COLT Telecom Group plc, ADR*  ...........     8,000      574,750
 Intermedia Communications of Florida,
  Inc.*  .................................    15,000      401,250
 Level 3 Communications, Inc.*  ..........     9,000      655,594
 MGC Communications, Inc.*  ..............    20,000      197,500
   Total .................................              1,829,094

Educational Services - 0.76%
 ITT Educational Services, Inc.*  ........     9,000      338,063

Electronic and Other Electric Equipment - 12.14%
 Ascend Communications, Inc.*  ...........     7,000      586,031
 Broadcom Corporation, Class A*  .........    15,000      923,438
 Concord Communications, Inc.*  ..........    12,000      677,625
 EchoStar Communications Corporation,
   Class A* ..............................     6,000      489,000
 Gemstar International Group Limited*  ...    12,000      901,500
 Micron Technology, Inc.*  ...............    13,000      627,250
 Nokia Corporation, Series A, ADR  .......     2,600      404,950
 Tellabs*  ...............................     8,000      782,000
   Total .................................              5,391,794



               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
SCIENCE AND TECHNOLOGY FUND
MARCH 31, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Engineering and Management Services - 7.06%
 Abacus Direct Corporation*  .............    10,000  $   820,000
 Incyte Pharmaceuticals, Inc.*  ..........    20,000      400,625
 MAXIMUS, Inc.*  .........................    15,000      436,875
 Paychex, Inc.  ..........................    16,000      759,500
 Quintiles Transnational Corp.*  .........    10,000      375,625
 Whittman-Hart, Inc.*  ...................    16,000      345,000
   Total .................................              3,137,625

Food and Kindred Products - 1.01%
 American Italian Pasta Company, Class A*     18,000      450,000

Health Services - 0.34%
 American Healthcorp, Inc.*  .............    20,000      153,125

Instruments and Related Products - 3.31%
 STERIS Corporation*  ....................    12,000      319,500
 Uniphase Corporation*  ..................    10,000    1,149,375
   Total .................................              1,468,875

Prepackaged Software - 13.71%
 Allaire Corporation*  ...................    10,000      679,375
 Bottomline Technologies (de), Inc.*  ....    13,000      830,375
 Citrix Systems, Inc.*  ..................    26,000      989,625
 HNC Software Inc.*  .....................    20,000      655,625
 Intuit Inc.*  ...........................     8,000      813,750
 ONYX Software Corporation*  .............    15,000      592,500
 Transaction Systems Architects, Inc.,
   Class A*...............................    10,000      360,313
 Vignette Corporation*  ..................    10,000      746,875
 Visio Corporation*  .....................    15,000      420,937
   Total .................................              6,089,375

Radio and Television Broadcasting - 1.06%
 Clear Channel Communications, Inc.*  ....     7,000      469,437

Wholesale Trade -- Nondurable Goods - 0.89%
 Cardinal Health, Inc.  ..................     6,000      396,000

TOTAL COMMON STOCKS - 77.06%                          $34,231,897
 (Cost: $22,191,829)
                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Commercial Paper
 Engineering and Management Services - 7.63%
 Halliburton Co.,
   4.84%, 4-21-99 ........................    $3,400    3,390,858

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
SCIENCE AND TECHNOLOGY FUND
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value
SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Fabricated Metal Products - 3.52%
 Danaher Corporation,
   4.9388%, Master Note ..................    $1,565  $ 1,565,000

 Food and Kindred Products - 4.18%
 General Mills, Inc.,
   4.7938%, Master Note ..................     1,855    1,855,000

 Instruments and Related Products - 5.63%
 Raytheon Company,
   5.05%, 4-1-99 .........................     2,500    2,500,000

TOTAL SHORT-TERM SECURITIES - 20.96%                  $ 9,310,858
 (Cost: $9,310,858)

TOTAL INVESTMENT SECURITIES - 98.02%                  $43,542,755
 (Cost: $31,502,687)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.98%         881,627

NET ASSETS - 100.00%                                  $44,424,382


               See Notes to Schedules of Investments on page 71.

WADDELL & REED INTERNATIONAL GROWTH FUND
MANAGER'S LETTER
MARCH 31, 1999
-----------------------------------------------------------------

Dear Shareholder:

This report relates to the operation of the International Growth Fund for the fiscal year ended March 31, 1999. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

Global markets were extremely volatile during the last fiscal year. Asia struggled with the world's most serious post-War financial crisis, while Japan made little progress on economic reform. Europe remained in economic expansion as companies continued to implement restructuring programs and extend operations across Europe to benefit from the move to a single currency. The successful introduction of the Euro on January 1, 1999, encouraged further corporate restructuring throughout Europe. Benign global inflation allowed broad interest rate cuts late in 1998, which boosted equity flows.

The Fund's portfolio remained heavily weighted in European equities, which we felt were less exposed to fundamental risk. We increased our weighting in Japan as investors became more optimistic about corporate reform, but remained underweighted relative to the Fund's benchmark. We maintained our cautious stance toward emerging markets because of serious fundamental risk in this area. We temporarily increased our cash reserves during periods of extreme risk during the Asian financial crisis.

As charted on the following page, the strategies and techniques we applied during the past fiscal year resulted in the Fund significantly outperforming the securities index that reflects the performance of the securities market in Europe, Australia and the Far East (the Morgan Stanley Capital International E.A.FE. Index), and the universe of funds with similar investment objectives (the Lipper International Fund Universe Average).

Benign inflation suggests financial markets will enjoy further global monetary easing. Our positive outlook on Europe has been further supported by the successful introduction of the Euro. We continue to monitor Japan's attitude toward financial and corporate reform. Investor confidence has improved for Latin American markets, but there is risk of further instability in emerging markets where high debt and overvalued assets remain obstacles to recovery. We plan to continue our emphasis on Europe, with a focus on companies that have positioned themselves to benefit from the move toward economic integration. We will maintain our cautious approach toward emerging markets and Japan until there is clear evidence of a sustained recovery in investor confidence. The Asian financial crisis should eventually force important reforms and hopefully lead to an economic recovery in this important region of the world.

Thank you very much for your continued support and confidence in our organization.


Respectfully,
Thomas A. Mengel
Manager, Waddell & Reed Funds, Inc. International Growth Fund

             Comparison of Change in Value of $10,000 Investment in
                 International Growth Fund, Class B Shares(1),
             The Morgan Stanley Capital International E.A.FE. Index
               and The Lipper International Fund Universe Average

                                            Morgan
                                           Stanley
                                           Capital
                      International  International         Lipper
                             Growth        E.A.FE.  International
                              Fund,          Index           Fund
                            Class B      (with net       Universe
                             Shares     dividends)        Average
                          ---------     ----------     ----------
  09/30/92 Purchase          10,000         10,000         10,000
  03/31/93                    9,753         10,767         10,747
  03/31/94                    9,785         13,190         13,649
  03/31/95                   10,160         13,992         13,397
  03/31/96                   10,937         15,717         15,561
  03/31/97                   13,654         15,946         16,853
  03/31/98                   18,466         18,913         20,050
  03/31/99                   20,378         20,060         20,038

===== International Growth Fund, Class B (2) (3) -- $20,378
***** Morgan Stanley Capital International E.A.FE. Index (with net dividends)(2)
- $20,060
*-*-* Lipper International Fund Universe Average(2) - $20,038

  Past performance is not predictive of future performance. Indexes are unmanaged.

  Comparative performance of International Growth Fund, Class B Shares following change in objective.

                                            Morgan
                                           Stanley
                                           Capital
                      International  International         Lipper
                             Growth        E.A.FE.  International
                              Fund,          Index           Fund
                            Class B      (with net       Universe
                             Shares     dividends)        Average
                          ---------     ----------     ----------
  04/30/95 Purchase          10,000         10,000         10,000
  03/31/96                   10,625         10,826         11,257
  03/31/97                   13,265         10,983         12,192
  03/31/98                   17,939         13,027         14,505
  03/31/99                   19,797         13,817         14,496

===== International Growth Fund, Class B (3) (4) -- $19,797
***** Morgan Stanley Capital International E.A.FE. Index (with net dividends)(4)
- $13,817
*-*-* Lipper International Fund Universe Average(4) - $14,496

(1) Effective as of 4/20/95, the name of the Fund was changed to Waddell & Reed International Growth Fund and its investment objective was changed to long-term appreciation, with realization of income as a secondary objective.
(2) Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of both the indexes are not available, the investments were effected as of September 30, 1992.
(3) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.
(4) Because the Fund's new investment objective became effective on a date other than at the end of a month, and partial month calculations of the performance of both the indexes are not available, the investments were effected as of April 30, 1995.

         Average Annual Total Return*
                    Class B**  Class Y
         -----------------------------

Year Ended
   3/31/99          7.36%      11.41%
5 Years Ended
   3/31/99          15.80%     N/A
6+ Years Ended
   3/31/99***       11.73%     N/A
Life of
   Class Y ****     N/A        23.00%


   *Total return for the Class Y shares may be greater than that of the Class B shares because the Fund's Class Y shares are not subject to a contingent deferred sales charge and have a lower 12b-1 fee.
  **Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year of investment. The CDSC's applied for the periods shown are 3% (1 Year) and 0% (5 Years and 6+ Years).
***9/21/92 (the initial offering date) through 3/31/99
****12/29/95 (the date on which Fund Class Y shares were first acquired by shareholders) through 3/31/99.

  Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
INTERNATIONAL GROWTH FUND

PORTFOLIO STRATEGY:
Normally at least 80% in    OBJECTIVE: Long-term appreciation as its
foreign securities.  Not               primary objective and realization
more than 75% in securities            of income as its secondary
in any one country.                    objective.

Maximum of 15% in currency   STRATEGY: Invests in securities
exchange contracts.                    (common or preferred stocks
                                        and/or debt securities) issued
Cash Reserves                           by companies or governments of any
                                        nation, including the United States.
                                        Securities are selected for their
                                        potential to provide long-term growth.
                                        International Growth Fund (formerly
                                        Global Income Fund) changed its name and investment objective effective April 20,
                                        1995.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the International Growth Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   ANNUALLY (December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Fiscal Year Ended March 31, 1999
-------------------------------------------

CAPITAL GAINS DISTRIBUTION       $0.94
                                 =====

NET ASSET VALUE ON
    3/31/99 $15.58 adjusted to: $16.52(A)
    3/31/98                      15.04
                                ------
CHANGE PER SHARE                $ 1.48
                                ======

(A)This number includes the capital gains distribution of $0.94 paid in December 1998 added to the actual net asset value on March 31, 1999.

Past performance is not necessarily indicative of future results.




TOTAL RETURN HISTORY

                                 Average Annual Total Return
                                 ---------------------------
                                      With         Without
                                    CDSC**         CDSC***
                                    ------         -------
Period
------
1-year period ended 3-31-99            7.36%         10.36%
5-year period ended 3-31-99           15.80%         15.80%
Period from 9-21-92*
  through 3-31-99                     11.73%         11.73%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1999, International Growth Fund had net assets totaling $100,393,156 invested in a diversified portfolio of:

   93.28% Common Stocks
    3.54% Preferred Stocks
    3.18% Cash and Cash Equivalents

As a shareholder of International Growth Fund, for every $100 you had invested on March 31, 1999, your Fund owned:

  $93.28  Common Stocks
    3.54  Preferred Stocks
    3.18  Cash and Cash Equivalents

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
MARCH 31, 1999

                                              Shares        Value

COMMON STOCKS
Australia - 0.73%
 LibertyOne Limited (A)*  ................ 1,050,360  $   732,868

Bermuda - 0.63%
 ESG Re Limited  .........................    40,000      633,750

Brazil - 0.14%
 CompanLia de Saneamento Desico do Estado
   De Sao Paulo (A) ...................... 2,200,000      138,213

China - 0.12%
 Jinpan International Limited*  ..........    57,000      121,125

Finland - 5.78%
 Nokia Corporation, Series A (A) (C)  ....    10,000    1,611,622
 Sonera Group plc (A)*  ..................    97,000    1,614,648
 TT Tieto Oy, Class B (A)  ...............    42,000    1,731,926
 Teleste OY (A) (C)*  ....................    94,000      848,398
   Total .................................              5,806,594

France - 13.01%
 AXA-UAP (A)  ............................    10,000    1,327,345
 Alcatel Alsthom Compagnie Generale
   d'Electricite (A) .....................     8,000      920,927
 ALTRAN TECHNOLOGIES (A)  ................     5,100    1,295,459
 Credit Commercial de France (A)  ........    10,800      997,519
 Dassault Systemes S.A. (A)  .............    10,789      400,001
 Dexia France (A)  .......................     4,850      678,886
 Elf Acquitaine (A)  .....................     7,800    1,060,622
 Generale de Geophysique S.A. (A)*  ......     4,500      167,810
 Lagardere SCA (A)  ......................    17,500      569,175
 Societe Generale, Class A (A)  ..........     6,450    1,240,981
 Societe Industrielle de Transports
   Automobiles S.A. (A) ..................     1,875      423,578
 Suez Lyonnaise des Eaux (A)  ............    11,613    2,151,497
 Unilog SA (A)  ..........................     1,791      901,158
 VIVENDI (A)  ............................     3,775      929,923
   Total .................................             13,064,881

Germany - 9.65%
 Altana AG (A)  ..........................     5,400      352,255
 Augusta Beteiligungs AG (A)*  ...........    12,600      863,466
 Deutsche Prandbrief- und
   Hypothekenbank AG (A) .................     9,750      863,653
 LHS Group Inc. (A)*  ....................    17,000      488,783
 Linde AG (A)  ...........................     1,380      789,079


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
MARCH 31, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Germany (Continued)
 Ludwig Beck am Rathauseck-Textilhaus
   Feldmeier AG, Ordinary Bearer
   Shares (A) (C)* .......................    25,000  $   405,338
 Mannesmann AG (A)  ......................    20,000    2,557,409
 PrimaCom AG, ADR*  ......................    43,075      753,813
 Rhoen-Klinikum AG (A)  ..................    10,773    1,187,743
 SCM Microsystems, Inc. (A)*  ............    10,000      605,304
 Teleplan International N.V. (A)*  .......    12,415      815,898
   Total .................................              9,682,741

Greece - 2.50%
 Alpha Credit Bank (A)  ..................    10,000    1,329,579
 Panafon Hellenic Telecommunications
   Company S.A. (A)* .....................    22,775      592,195
 Panafon Hellenic Telecommunications
   Company S.A. (A) (C)* .................    22,800      592,845
   Total .................................              2,514,619

Italy - 7.92%
 Banca Commerciale Italiana SpA (A)  .....   131,000    1,076,144
 Banca Popolare di Bergamo - Credito
   Varesino (A) ..........................    15,900      403,878
 Class Editori S.p.A. (A)*  ..............   184,500    1,639,282
 Istituto Bancario San Paolo di
   Torino - Istituto Mobiliare
   Italiano S.p.A. (A) ...................    52,500      854,046
 Seat-Pagine Gialle S.p.A. (A)  .......... 2,300,000    1,839,692
 Telecom Italia Mobile S.p.A., Risp (A) . 200,000 1,188,990 TELECOM ITALIA S.p.A., Ordinary
   Shares (A) ............................    89,300      949,800
   Total .................................              7,951,832

Japan - 11.23%
 Bank of Tokyo-Mitsubishi, Ltd. (The) (A)     70,000      964,173
 Benesse Corporation (A)  ................    11,600      936,929
 Keyence Corporation (A)  ................     7,400    1,105,456
 Matsushita Communication Industrial
   Co., Ltd. (A) .........................    15,000    1,014,052
 NTT Mobile Communications Network,
   Inc. (A) ..............................        24    1,184,960
 Nichiei Co., Ltd. (A)  ..................    12,200    1,092,476
 Nippon Telegraph and Telephone
   Corporation (A) .......................       100      979,027
 Olympus Optical Co., Ltd. (A)  ..........    77,000    1,013,799
 PROMISE Co., Ltd. (A)  ..................    28,100    1,484,627
 ROHM CO., LTD. (A)  .....................     8,500    1,015,107
 Sanwa Bank, Ltd. (The) (A)  .............    45,000      488,036
   Total .................................             11,278,642

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
MARCH 31, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Mexico - 0.61%
 Grupo Financiero Banamex-Accival S.A.(A)*   280,000  $   609,144

Netherlands - 7.29%
 ASR Verzekeringsgroep N.V. (A)  .........     7,500      555,312
 Athlon Groep N.V. (A)  ..................     7,000      184,239
 Benckiser N.V., Class B (A)  ............    21,200    1,190,438
 Cap Gemini N.V. (A)  ....................    15,000      800,136
 EQUANT N.V. (A)*  .......................    27,241    2,072,914
 Ordina N.V. (A)*  .......................    56,160    1,481,162
 Unique International NV (A)  ............    35,702    1,032,290
   Total .................................              7,316,491

Norway - 1.28%
 Blom ASA (A)  ...........................    60,000      156,964
 Merkantildata ASA (A)  ..................   125,000    1,125,105
   Total .................................              1,282,069

Portugal - 1.52%
 Ibersol SGPS SA (A)  ....................     8,000      724,981
 Portugal Telecom, S.A., ADS  ............    18,300      801,769
   Total .................................              1,526,750

Spain - 4.29%
 Abengoa SA (A)  .........................    45,000    1,271,463
 Tele Pizza, S.A. (A)*  ..................   217,080    1,658,917
 Telefonica de Espana, S.A. (A)  .........    32,361    1,374,325
   Total .................................              4,304,705

Sweden - 1.71%
 Biora AB (A)*  ..........................    40,000      280,061
 Ortivus AB, B Shares (A)*  ..............    59,750      407,428
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................    43,300    1,032,434
   Total .................................              1,719,923

Switzerland - 2.09%
 Choco Lindt & Spru AG, Registered (A)  ..        20      568,720
 Julius Baer Holding AG (A)  .............       240      779,797
 Swisslog Holding AG, Registered
   Shares (A) ............................     6,565      748,952
   Total .................................              2,097,469


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
MARCH 31, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
United Kingdom - 19.42%
 Allied Zurich p.l.c. (A)*  ..............    93,000 $  1,254,284
 CMG plc (A)  ............................    20,250      574,022
 Cable & Wireless Communications plc (A)*    100,000    1,130,640
 Capita Group plc (The) (A)  .............   117,000    1,349,306
 COLT Telecom Group plc, ADR*  ...........    50,000    3,592,188
 Computacenter plc (A) (C)*  .............    72,000      657,063
 Energis plc (A)*  .......................    56,100    1,558,539
 Misys plc (A)  ..........................   209,740    2,127,489
 Orange plc (A)*  ........................    69,500      972,140
 PizzaExpress plc (A)  ...................    50,000      713,918
 Select Appointments (Holdings) Public
   Limited Company (A) ...................    59,000      792,869
 Sema Group plc (A)  .....................   102,572    1,153,093
 Telewest Communications plc (A) (C)*  ...   172,000      744,543
 Telewest Communications plc (A)*  .......   228,000      986,952
 Vodafone Group Plc (A)  .................   101,450    1,884,413
   Total .................................             19,491,459

United States - 3.36%
 Global TeleSystems Group, Inc.*  ........    17,700      989,541
 MetroNet Communications Corp., Class B*      43,400    2,387,000
   Total .................................              3,376,541

TOTAL COMMON STOCKS - 93.28%                         $ 93,649,816
 (Cost: $72,776,167)

PREFERRED STOCKS
Germany - 2.46%
 GEA AG (A)  .............................    30,000      599,900
 Marschollek, Lautenschlager und
   Partner AG (A) ........................     2,500    1,353,827
 Moebel Walther AG (A)  ..................    30,000      515,589
   Total .................................              2,469,316

Portugal _ 1.08%
 Lusomundo-SGPS, S.A. (A)  ...............   100,000    1,080,900

TOTAL PREFERRED STOCKS - 3.54%                         $3,550,216
 (Cost: $3,071,329)
               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
INTERNATIONAL GROWTH FUND
MARCH 31, 1999


                                                            Value

TOTAL SHORT-TERM SECURITIES - 3.77%                  $  3,784,570
 (Cost: $3,784,570)

TOTAL INVESTMENT SECURITIES - 100.59%                $100,984,602
 (Cost: $79,632,066)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.59%)      (591,446)

NET ASSETS - 100.00%                                 $100,393,156


               See Notes to Schedules of Investments on page 71.

WADDELL & REED ASSET STRATEGY FUND
MANAGERS' LETTER
-----------------------------------------------------------------
MARCH 31, 1999

Dear Shareholder:


This report relates to the operation of the Asset Strategy Fund for the fiscal year ended March 31, 1999. The discussion, graphs and tables contained in this report will provide you with information regarding the Fund's performance during that period.

The past fiscal year was characterized by extreme movements in asset prices around the world. Heading into the summer of 1998, stock prices were near all-time highs, emerging markets were stable, and it appeared that Japan would begin seriously addressing its economic problems. However, by late July, Russia defaulted on certain types of debt, markets around the globe began to crumble and liquidity worldwide dried up almost overnight. When the rapid decline in securities prices resulted in the collapse of a high profile hedge fund, the Federal Reserve came to the rescue by lowering interest rates three times over a short period. This action by the Fed restored confidence to markets and averted catastrophe. Perhaps even more amazing than the market decline from August to October was the rebound that started in November and continued through the end of the fiscal year. The suddenness of the rebound in stock prices in the U.S., as measured by the popular indexes, and the subsequent sell-off of Treasury bonds was at least as dramatic as the prior crash. However, the stock market rally was not broad-based, as the bulk of the advances were attributable to the top 50 stocks in the S&P 500 and Internet and technology stocks. On the fixed income side, emerging market and high grade bonds still have not fully recovered to their pre-Russian default levels.

In the spring, the decision was made to sell all the Fund's emerging market holdings and invest only in U.S. Treasuries due to the extreme volatility and uncertainty prevailing in the markets. This strategy worked well until the third Fed rate cut triggered a sudden turnaround in market confidence and a flow of money out of Treasuries and into equities. Although concerned about the impact of Asia on global growth, the equity market sentiment had improved enough to warrant an increased exposure in U.S. equities to about 50% at the beginning of the fiscal year. We concentrated on domestic companies with little exposure to Asia, stocks that benefited from lower interest rates and firms with high earnings growth visibility relative to the market. By August, concerns over a global liquidity crisis caused us to reduce equity exposure and move to more defensive groups.

The strategies and techniques we applied resulted in the Fund's overall performance remaining below that of the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the stock market (the S&P 500 Index), one-month certificates of deposit (Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit), the bond market (the Salomon Brothers Broad Investment Grade Debt Index) and the universe of portfolios with similar investment objectives (the Lipper Flexible Portfolio Universe Average). A variety of indexes is presented because the Fund invests in stocks, bonds and other instruments. The Fund's performance was negatively impacted by the Fund's low exposure to stocks during the market rally that began in the fourth quarter of 1998.

There is concern that the U.S. economy may slow in 1999. Many areas of the world are experiencing economic slowing, with some countries in deep recession. Therefore, we expect to remain in a defensive mode. As a result of our continued concern over market volatility, liquidity and diminished investor confidence, we intend to begin the next fiscal year with the Fund's portfolio weighted more heavily in fixed income securities and less emphasis on stocks until signs appear that the global economy is stabilizing. We expect to maintain a significant weighting in U.S. Treasuries as a hedge against a possible broad stock market decline.

Thank you for your continued confidence.


Respectfully,
Michael L. Avery
Daniel J. Vrabac
Managers, Waddell & Reed Funds, Inc. Asset Strategy Fund

             Comparison of Change in Value of $10,000 Investment in
                      Asset Strategy Fund, Class B Shares,
                               The S&P 500 Index,
            The Salomon Brothers Broad Investment Grade Debt Index,
   The Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit and The Lipper All Flexible Portfolio Funds Universe Average

                                                Salomon
                                      Salomon  BrothersLipper All
                    Asset            BrothersShort-Term  Flexible
                 Strategy               Broad Index for Portfolio
                    Fund,          Investment   1 month     Funds
                  Class B   S&P 500     GradeCertificatesUniverse
                   Shares     IndexDebt Indexof Deposit   Average
               ----------------------------------------------------------
     04/30/95 Purchase10,000 10,000    10,000    10,000    10,000
     03/31/96      10,300    12,832    10,936    10,541    11,318
     03/31/97      10,212    15,366    11,473    11,122    12,443
     03/31/98      12,758    23,901    12,848    11,760    16,018
     03/31/99      12,987    28,330    13,682    12,406    17,008


     ====      Asset Strategy Fund, Class B Shares (1)(2) -- $12,987
     ++++      The  S&P 500 Index (1) -- $28,330
     -+-+-+    Salomon Brothers Broad Investment Grade Debt Index (1) -- $13,682
     *--*--    Salomon Brothers Short-Term Index for 1 Month Certificates of
Deposit (1) --  $12,406
     ----      Lipper All Flexible Portfolio Funds Universe Average (1) --
$17,008

(1) Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of all the indexes are not available, the investments were effected as of April 30, 1995.

(2) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

         Average Annual Total Return*
                    Class B**  Class Y
         -----------------------------
Year Ended
   3/31/99          -1.15%     2.75%
3+ Years Ended
   3/31/99***       6.63%      N/A
Life of Class Y ****N/A        8.19%


   *Total return for the Class Y shares may be greater than that of the Class B shares because the Fund's Class Y shares are not subject to a contingent deferred sales charge and have a lower 12b-1 fee.
  **Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC's applied for the periods shown are 3% (1 Year) and 0% (3+ Years).
***4/20/95 (the initial offering date) through 3/31/99
****12/29/95 (the date on which Fund Class Y shares were first acquired by shareholders) through 3/31/99.

  Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
ASSET STRATEGY FUND

Stocks 70%                 OBJECTIVE:   To seek high total return
(can range from 0-100%)                 over the long term.

Bonds 25%
(can range from 0-100%)     STRATEGY:   Invests in stocks, bonds
                                        and short-term
Short-Term Instruments 5%               instruments, both in the
(can range from 0-100%)                 United States and abroad, which are
                                        allocated in a mix that varies based on
                                        the current outlook for the different
                                        markets.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Asset Strategy Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1995

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY (March, June, September and
                                        December)

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Fiscal Year ended March 31, 1999
----------------------------------------

DIVIDENDS PAID                   $0.16
                                 =====

CAPITAL GAINS DISTRIBUTION       $0.26
                                 =====

NET ASSET VALUE ON
    3/31/99 $11.20 adjusted to: $11.46(A)
    3/31/98                      11.42
                                ------
CHANGE PER SHARE                $ 0.04
                                ======
(A)This number includes the capital gains distribution of $0.26 paid in December 1998 added to the actual net asset value on March 31, 1999.

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 3-31-99           -1.15%     1.79%
Period from 4-20-95*
  through 3-31-99                      6.63%     6.84%

   *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1999, Asset Strategy Fund had net assets totaling $30,779,810 invested in a diversified portfolio of:

   49.74% Common Stocks
   43.06% United States Government Securities
    6.29% Cash and Cash Equivalents
    0.91% Corporate Debt Security

As a shareholder of Asset Strategy Fund, for every $100 you had invested on March 31, 1999, your Fund owned:

  $49.74  Common Stocks
   43.06  United States Government Securities
    6.29  Cash and Cash Equivalents
    0.91  Corporate Debt Security

THE INVESTMENTS OF
ASSET STRATEGY FUND
MARCH 31, 1999
                                              Shares        Value
COMMON STOCKS
Business Services - 0.89%
 Teradyne, Inc.*  ........................     5,000    $   272,812

Chemicals and Allied Products - 9.60%
 Bristol-Myers Squibb Company  ...........     7,500        482,344
 du Pont (E.I.) de Nemours and Company  ..     7,800        452,887
 Forest Laboratories, Inc.*  .............     5,800        326,975
 Merck & Co., Inc.  ......................     5,200        416,975
 Pharmacia & Upjohn, Inc.  ...............     5,600        349,300
 Procter & Gamble Company (The)  .........     4,800        470,100
 Warner-Lambert Company  .................     6,900        456,694
   Total .................................                2,955,275

Cable and Other Pay Television Services - 2.18%
 Cox Communications, Inc., Class A*  .....     4,500        340,312
 TCA Cable TV, Inc.  .....................     7,600        330,363
   Total .................................                  670,675

Communication - 1.14%
 Bell Atlantic Corporation  ..............     6,800        351,475

Eating and Drinking Places - 1.20%
 Wendy's International, Inc.  ............    13,000        369,688

Electronic and Other Electric Equipment - 6.19%
 Analog Devices, Inc.*  ..................    10,300        306,425
 EchoStar Communications Corporation,
   Class A* ..............................     5,200        423,800
 Gemstar International Group Limited*  ...     5,000        375,625
 Intel Corporation  ......................     4,300        511,162
 Micron Technology, Inc.*  ...............     6,000        289,500
   Total .................................                1,906,512

Fabricated Metal Products - 1.99%
 Fortune Brands, Inc.  ...................    11,200        433,300
 Newell Rubbermaid Inc.  .................     3,800        180,500
   Total .................................                  613,800

Food and Kindred Products - 1.42%
 Ralston-Ralston Purina Group  ...........    16,400        437,675

Industrial Machinery and Equipment - 2.01%
 Applied Materials, Inc.*  ...............     5,200        320,938
 Case Corporation  .......................    11,700        296,887
   Total .................................                  617,825

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
ASSET STRATEGY FUND
MARCH 31, 1999

                                              Shares        Value

COMMON STOCKS
Instruments and Related Products - 4.34%
 Baxter International Inc.  ..............     4,300    $   283,800
 Guidant Corporation  ....................     5,400        326,700
 KLA-Tencor Corporation*  ................     5,300        257,547
 Raytheon Company, Class B  ..............     8,000        469,000
   Total .................................                1,337,047

Motion Pictures - 2.64%
 AT&T Corp. - Liberty Media Group,
   Class A* ..............................     6,100        321,013
 Time Warner Incorporated  ...............     6,900        490,331
   Total .................................                  811,344

Prepackaged Software - 2.62%
 Microsoft Corporation*  .................     9,000        806,344

Primary Metal Industries - 0.99%
 USX Corporation - U.S. Steel Group  .....    12,900        303,150

Radio and Television Broadcasting - 1.18%
 Clear Channel Communications, Inc.*  ....     5,400        362,138

Stone, Clay and Glass Products - 1.38%
 Gentex Corporation*  ....................    19,700        424,781

Transportation By Air - 2.46%
 Northwest Airlines Corporation,
   Class A* ..............................    11,100        308,372
 Southwest Airlines Co.  .................    14,800        447,700
   Total .................................                  756,072

Transportation Equipment - 4.06%
 Ford Motor Company  .....................     5,200        295,100
 General Motors Corporation  .............     5,200        451,750
 Newport News Shipbuilding Inc.  .........    15,900        503,831
   Total .................................                1,250,681

Trucking and Warehousing - 1.34%
 CNF Transportation Inc.  ................    10,900        412,156

Wholesale Trade - Durable Goods - 1.16%
 Johnson & Johnson  ......................     3,800        356,013

Wholesale Trade - Nondurable Goods - 0.95%
 U.S. Foodservice*  ......................     6,300        292,950

TOTAL COMMON STOCKS - 49.74%                            $15,308,413
 (Cost: $13,473,620)

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
ASSET STRATEGY FUND
MARCH 31, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITY - 0.91%
Petroleum and Coal Products
 Petroleos Mexicanos (Daily Adjusted Yield
   Securities (DAYS)),
   9.85689%, 7-15-2005 ...................    $  300    $   279,750
 (Cost: $277,500)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Banks:
   6.2%, 2-27-2004 .......................       300        299,976
   6.02%, 3-30-2006 ......................       300        294,843
 United States Treasury:
   7.125%, 2-29-2000 .....................        60         61,181
   5.625%, 12-31-2002 ....................     4,900      4,971,197
   7.5%, 2-15-2005 .......................        60         66,515
   5.875%, 11-15-2005 ....................     1,250      1,284,375
   6.125%,  8-15-2007 ....................     4,050      4,239,824
   5.625%, 5-15-2008 .....................     2,000      2,035,940

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 43.06%                                    $13,253,851
 (Cost: $13,377,295)

SHORT-TERM SECURITIES
Commercial Paper
 Fabricated Metal Products - 2.85%
 Danaher Corporation,
   4.9388%, Master Note ..................       878        878,000

 Food and Kindred Products - 2.47%
 General Mills, Inc.,
   4.7938%, Master Note ..................       760        760,000

TOTAL SHORT-TERM SECURITIES - 5.32%                     $ 1,638,000
 (Cost: $1,638,000)

TOTAL INVESTMENT SECURITIES - 99.03%                    $30,480,014
 (Cost: $28,766,415)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.97%           299,796

NET ASSETS - 100.00%                                    $30,779,810

               See Notes to Schedules of Investments on page 71.

WADDELL & REED LIMITED-TERM BOND FUND
MANAGER'S LETTER
MARCH 31, 1999
---------------------------------------------------------------------------



Dear Shareholder:

This report relates to the operation of the Limited-Term Bond Fund for the fiscal year ended March 31, 1999. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

Interest rates fell sharply during the first half of the last fiscal year as global deflationary pressures intensified. The economies of Asia were weaker than most expected and the impact on the global economy more severe. With U.S. Treasury securities considered the safest and most secure of all investments, a _flight to quality_ into Treasuries began in August of last year. This coincided with the Russian debt crisis and the collapse of a large hedge fund. Three short-term interest rate cuts by the Federal Reserve eventually stabilized the markets. As investors sold riskier securities to purchase Treasuries, the yield differential between Treasuries and other fixed income investments widened substantially. Beginning in October of last year, interest rates moved sharply higher, fueled by stronger-than-expected economic growth. This growth renewed fears that the Federal Reserve may tighten monetary policy in order to avoid possible inflationary pressures. Other factors causing concern for the fixed income markets included the widening trade deficit, rising oil prices and stabilized commodity prices. Major stock market averages are also hitting new highs which may be funneling money out of bonds and into stocks.

The Fund was overweighted in both corporate and mortgage-backed securities last year in order to pick up additional yield. This was a drag on the overall performance during the first part of the year as both of these sectors underperformed Treasuries on a total return basis. However, performance during the last quarter was helped as spread sectors of the market rebounded. Our management style stresses the spread sectors of the market including corporate bonds, government agencies and mortgage-backed securities. We attempt to evaluate relative value opportunities within each sector and invest accordingly.

The strategies and techniques we applied resulted in the Fund's performance remaining modestly below that of the indexes charted on the following page. Those indexes generally represent the limited-term sector of the bond market (the Salomon Brothers 1-5 Years Treasury/Government Sponsored/Corporate Index) and the universe of funds with similar investment objectives (the Lipper Short-Intermediate Investment Grade Debt Fund Universe Average).

We anticipate that the economy will slow later this year as weakness in the global economies spreads to the U.S. and consumers slow their torrid spending pace. We expect the Federal Reserve to remain on hold as long as inflation indicators continue to be tame and interest rates should remain in a narrow range around current levels. Based on our outlook for a slow, but growing, economy we will seek to take advantage of value opportunities in the corporate and mortgage sectors.

Thank you very much for your continued support and confidence in our organization.


Respectfully,
W. Patrick Sterner
Manager, Waddell & Reed Funds, Inc. Limited-Term Bond Fund

             Comparison of Change in Value of $10,000 Investment in
                    Limited-Term Bond Fund, Class B Shares,
  The Salomon Brothers 1-5 Years Treasury/Government Sponsored/Corporate Index and The Lipper Short-Intermediate Investment Grade Debt Fund Universe Average

                                           Salomon
                                          Brothers  Lipper Short-
                           Limited-      1-5 Years   Intermediate
                               Term      Treasury/     Investment
                               Bond     Government     Grade Debt
                              Fund,     Sponsored/           Fund
                            Class B      Corporate       Universe
                             Shares          Index        Average
                          ---------     ---------- --------------
     09/30/92 Purchase       10,000         10,000         10,000
     03/31/93                10,206         10,295         10,277
     03/31/94                10,350         10,573         10,549
     03/31/95                10,632         11,033         10,954
     03/31/96                11,419         11,983         11,920
     03/31/97                11,821         12,601         12,468
     03/31/98                12,666         13,655         13,495
     03/31/99                13,255         14,539         14,219

===== Limited-Term Bond Fund, Class B Shares (1) (2) -- $13,255
***** Salomon Brothers 1-5 Years Treasury/ Government Sponsored/ Corporate Index
(1) -- $14,539
----- Lipper Short-Intermediate Investment Grade Debt Fund Universe Average (1) -- $14,219

(1) Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of both the indexes are not available, the investments were effected as of September 30, 1992.
(2) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

         Average Annual Total Return *
                    Class B**  Class Y
         -----------------------------

Year Ended
   3/31/99          1.65%      5.60%
5 Years Ended
   3/31/99          5.07%      N/A
6+ Years Ended
   3/31/99***       4.47%      N/A
Life of Class Y ****N/A        5.29%


   *Total return for the Class Y shares may be greater than that of the Class B shares because the Fund's Class Y shares are not subject to a contingent deferred sales charge and have a lower 12b-1 fee.
  **Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC's applied for the periods shown are 3% (1 Year) and 0% (5 Years and 6+ Years).
 ***9/21/92(the initial offering date) through 3/31/99
****12/29/95 (the date on which Fund Class Y shares were first acquired by shareholders) through 3/31/99.

  Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
LIMITED-TERM BOND FUND

PORTFOLIO STRATEGY:
                           OBJECTIVE:   High level of current income
Dollar-weighted average                 consistent with
maturity of portfolio is                preservation of capital.
between two and five years.

At least 65% investment-grade
bonds.
                            STRATEGY:   Invests primarily in debt securities of
                                        investment grade, including debt
                                        securities issued or guaranteed by the
                                        U.S. Government or its agencies or
                                        instrumentalities, with the portfolio
                                        having a dollar-weighted average
                                        maturity of not less than two years, but not more than five years.

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Fiscal Year Ended March 31, 1999
----------------------------------------
DIVIDENDS PAID                   $0.44
                                 =====

NET ASSET VALUE ON
   3/31/99                      $10.16
   3/31/98                       10.14
                                ------
CHANGE PER SHARE                $ 0.02
                                ======

Past performance is not necessarily indicative of future results.



TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 3-31-99            1.65%     4.65%
5-year period ended 3-31-99            5.07%     5.07%
Period from 9-21-92*
  through 3-31-99                      4.47%     4.47%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1999, Limited-Term Bond Fund had net assets totaling $21,573,638 invested in a diversified portfolio of:

   96.75% Bonds
    3.25% Cash and Cash Equivalents



As a shareholder of Limited-Term Bond Fund, for every $100 you had invested on March 31, 1999, your Fund owned:

  $60.36  Corporate Bonds
   34.88  U.S. Government Securities
    3.25  Cash and Cash Equivalents
    1.51  Municipal Bond

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
MARCH 31, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES
Auto Repair, Services and Parking - 2.39%
 Hertz Corporation (The),
   7.375%, 6-15-2001 .....................     $ 500  $   515,230

Chemicals and Allied Products - 2.37%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................       500      510,430

Communication - 2.45%
 GTE Corporation,
   9.375%, 12-1-2000 .....................       500      529,525

Depository Institutions - 6.43%
 Aristar, Inc.,
   5.85%, 1-27-2004 ......................       500      494,400
 SouthTrust Corporation,
   9.95%, 6-1-99 .........................       291      292,976
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       558      599,671
   Total .................................              1,387,047

Electric, Gas and Sanitary Services - 8.38%
 NorAm Energy Corp.,
   6.375%, 11-1-2003 .....................       500      493,510
 UtiliCorp United,
   6.875%, 10-1-2004 .....................       500      516,415
 WMX Technologies, Inc.:
   8.25%, 11-15-99 .......................       580      589,970
   7.0%, 5-15-2005 .......................       200      207,782
   Total .................................              1,807,677

Electronic and Other Electric Equipment - 2.43%
 Black & Decker Corp.,
   7.5%, 4-1-2003 ........................       500      523,320

Industrial Machinery and Equipment - 2.35%
 Tenneco Inc.,
   8.2%, 11-15-99 ........................       500      507,890

Instruments and Related Products - 3.27%
 Baxter International Inc.,
   8.125%, 11-15-2001 ....................       350      368,130
 Raytheon Company,
   6.3%, 8-15-2000 .......................       335      337,965
   Total .................................                706,095

Insurance Carriers - 2.34%
 American General Finance Corporation,
   6.2%, 3-15-2003 .......................       500      505,010

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions - 10.79%
 Associates Corporation of North America,
   8.25%, 12-1-99 ........................     $ 500  $   509,820
 Avco Financial Services, Inc.,
   7.375%, 8-15-2001 .....................       500      517,665
 Ford Motor Credit Company,
   5.75%, 1-25-2001 ......................       500      501,170
 General Motors Acceptance Corporation,
   7.0%, 9-15-2002 .......................       500      517,485
 Household Finance Corporation,
   9.0%, 9-28-2001 .......................       262      281,142
   Total .................................              2,327,282

Oil and Gas Extraction - 1.25%
 USX Corporation,
   9.8%, 7-1-2001 ........................       250      268,855

Personal Services - 2.32%
 Service Corporation International,
   6.375%, 10-1-2000......................       500      499,905

Petroleum and Coal Products - 2.13%
 Chevron Corporation Profit Sharing/Savings
   Plan Trust Fund,
   8.11%, 12-1-2004 ......................       430      458,835

Railroad Transportation - 2.91%
 Union Pacific Corporation,
   7.875%, 2-15-2002 .....................       600      629,520

Security and Commodity Brokers - 2.37%
 Salomon Inc.,
   7.75%, 5-15-2000.......................       500      511,575

Textile Mill Products - 2.32%
 Fruit of the Loom, Inc.,
   7.875%, 10-15-99 ......................       500      501,530

Transportation Equipment - 1.41%
 AlliedSignal Inc.,
   6.75%, 8-15-2000 ......................       300      304,593

Wholesale Trade - Durable Goods - 2.45%
 Westinghouse Electric Corporation,
   8.875%, 6-1-2001 ......................       500      528,405

TOTAL CORPORATE DEBT SECURITIES - 60.36%              $13,022,724
 (Cost: $12,869,182)
               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
LIMITED-TERM BOND FUND
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BOND - 1.51%
 Kansas
 Kansas Development Finance Authority,
   Health Facilities Revenue Bonds
   (Stormont-Vail HealthCare, Inc.),
   7.25%, 11-15-2002 .....................    $  310  $   325,888
 (Cost: $310,000)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   6.4%, 2-15-2018 .......................       109      109,332
   6.05%, 9-15-2020 ......................       537      537,533
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................       189      189,377
   5.82%, 12-3-2003 ......................       500      495,155
   7.95%, 3-7-2005 .......................       500      512,030
   6.21%, 8-15-2005 ......................       500      496,955
   7.5%, 11-15-2006 ......................       500      505,470
   8.0%, 2-1-2008 ........................       137      140,892
   6.5%, 12-1-2010 .......................       484      488,106
   6.0%, 1-1-2011 ........................       377      374,372
   6.5%, 2-1-2011 ........................       423      426,257
   7.0%, 5-1-2011 ........................       278      284,059
   7.0%, 7-1-2011 ........................       311      317,843
   7.0%, 9-1-2012 ........................       364      372,166
   6.0%, 11-1-2013 .......................       480      476,763
   7.0%, 9-25-2020 .......................         1           73
   7.0%, 4-1-2026 ........................       347      352,127
 Government National Mortgage Association:
   6.5%, 10-15-2008 ......................       165      167,226
   7.0%, 7-15-2010 .......................       243      249,285
   6.5%, 1-15-2014 .......................       497      502,851
 United States Treasury,
   6.25%, 2-15-2007 ......................       500      526,170

TOTAL UNITED STATES GOVERNMENT SECURITIES - 34.88%    $ 7,524,042
 (Cost: $7,508,866)

TOTAL SHORT-TERM SECURITIES - 1.54%                   $   331,000
 (Cost: $331,000)

TOTAL INVESTMENT SECURITIES - 98.29%                  $21,203,654
 (Cost: $21,019,048)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.71%         369,984

NET ASSETS - 100.00%                                  $21,573,638


               See Notes to Schedules of Investments on page 71.

WADDELL & REED HIGH INCOME FUND
MANAGER'S LETTER
MARCH 31, 1999
---------------------------------------------------------------------------


Dear Shareholder:


This report relates to the operation of the High Income Fund for the fiscal year ended March 31, 1999. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

During the first half of the fiscal year, the high yield market was strong and there was a large supply of new issues. In August, the continuing crisis in Asia and Russia's default on its debt obligations hit all U.S. markets, including high yield. Spreads of yields for high yield bonds to U.S. Treasuries widened significantly and the new issue market came to a virtual standstill as the demand for new paper evaporated. By late October, the market started to recover and new inflows of money led to a recovery in new issue activity. At this point, however, only the very best quality companies could raise money. Starting in January of 1999, there was a broadening of the new issue market and spreads over higher rated issues narrowed somewhat. The market overall has recovered approximately 50% of the loss suffered during August and September.

We raised cash during the year and sold the majority of the Fund's emerging market paper due to unstable global markets. We maintained the relatively high quality of the Fund's portfolio. We were more defensive going into the fiscal year and it paid off. The management style during the year did not change, but our strategy went from being very aggressive with the new issue calendar in order to gain performance to being very cautious as the high yield market deteriorated during the year.

The strategies and techniques we applied resulted in the performance of the Fund for the fiscal year falling below the Salomon Brothers High Yield Composite Index, but remaining fairly consistent with the Lipper High Current Yield Fund Universe Average, as charted on the following page. The Salomon Brothers Index reflects the performance of securities that generally represent the high-yield bond market and the Lipper index reflects the universe of funds with similar investment objectives. The Fund outperformed the indexes during the first nine months of the fiscal year, but was negatively affected during the fourth quarter by a couple of underperforming holdings.

The high yield market in general has underperformed the equity market since the second quarter of the past fiscal year. Equities are significantly ahead of where they were before the Asian crisis on the belief that the worst of the financial crisis in the Asian and Latin American markets may be over. If the crisis is over, as it appears, then one would expect the high yield market to benefit across all sectors. To attempt to better position the Fund to benefit, exposure to cyclicals and lower rated issues is increasing. This is being done in small steps until a worldwide economic rebound becomes more certain.

Thank you very much for your continued support and confidence.


Respectfully,
Louise D. Rieke
Manager, Waddell & Reed Funds, Inc. High Income Fund

             Comparison of Change in Value of $10,000 Investment in
                       High Income Fund, Class B Shares,
                The Salomon Brothers High Yield Composite Index
            and The Lipper High Current Yield Fund Universe Average

                                           Salomon         Lipper
                                          Brothers           High
                                              High        Current
                        High Income          Yield     Yield Fund
                        Fund, Class      Composite       Universe
                           B Shares          Index        Average
                        -----------         ------      ---------
     07/31/97 Purchase      $10,000        $10,000        $10,000
     03/31/98                11,177         10,929         10,835
     03/31/99                10,986         11,115         10,660


+++++ High Income Fund, Class B Shares(1) -- $10,986
 ..... The Salomon Brothers High Yield Composite Index -- $11,115
----- The Lipper High Current Yield Fund Universe Average -- $10,660

(1) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.


         Average Annual Total Return*
                    Class B**  Class Y
         -----------------------------
Year Ended
   3/31/99          -4.48%     N/A%
1+ Years Ended
   3/31/99***       4.07%      N/A
Aggregate Total
   Return for
   Life of Class Y ****N/A     2.45%


   *Total return for the Class Y shares may be greater than that of the Class B shares because the Fund's Class Y shares are not subject to a contingent deferred sales charge and have a lower 12b-1 fee.
  **Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC's applied for the periods shown are 3% (1 Year) and 2% (1+ Years).
`***7/31/97 (the initial offering date) through 3/31/99
****12/30/98 (the date on which Fund Class Y shares were first acquired by shareholders) through 3/31/99.

  Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
HIGH INCOME FUND

PORTFOLIO STRATEGY:
Invests generally in       OBJECTIVE:   High level of current
High-Risk, High-Yield                   income as a primary objective
Fixed Income Securities.                and capital growth as a
                                        secondary objective.
Maximum 20% Common Stock
                            STRATEGY:   Invests primarily in a diversified
                                        portfolio of high-yield, high-risk,
                                        fixed-income securities.

                             FOUNDED:   1997

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class B Shares


           PER SHARE DATA
For the Fiscal Year Ended March 31, 1999
----------------------------------------
DIVIDENDS PAID                 $ 0.63
                               ======

CAPITAL GAINS DISTRIBUTION      $0.03
                                =====

NET ASSET VALUE ON
   3/31/99 $9.94 adjusted to:  $ 9.97(A)
   3/31/98                      10.79
                               ------
CHANGE PER SHARE               $(0.82)
                               ======

(A)This number includes the capital gains distribution of $0.03 paid in December 1998 added to the actual net asset value on March 31, 1999.

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 3-31-99           -4.48%    -1.72%
Period from 7-31-97*
  through 3-31-99                      4.07%     5.81%

  *Initial public offering of the Fund.

 **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

   Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1999, High Income Fund had net assets totaling $25,432,863 invested in a diversified portfolio of:

 85.77%  Corporate Debt Securities
  6.67%  Common Stocks and Warrants
  6.57%  Cash and Cash Equivalents
  0.99%  Other Government Security

As a shareholder of High Income Fund, for every $100 you had invested on March 31, 1999, your Fund owned:

 $34.21  Transportation, Communication, Electric
           and Sanitary Services Bonds
  29.57  Manufacturing Bonds
  14.01  Services Bonds
   6.98  Wholesale and Retail Trade Bonds
   6.67  Common Stocks and Warrants
   6.57  Cash and Cash Equivalents
   0.99  Other Government Security
   0.60  Agriculture, Forestry and Fisheries Bonds
   0.40  Finance, Insurance and Real Estate Bonds

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF
HIGH INCOME FUND
MARCH 31, 1999

                                            Shares          Value
COMMON STOCKS AND WARRANTS
Communication - 0.98%
 Allegiance Telecom, Inc., Warrants (C)*         250  $    10,500
 OnePoint Communications Corp., Warrants (C)*    100          100
 Sprint Corporation - PCS Group*  ........     5,000      221,562
 VersaTel Telecom International N.V.,
   Warrants (C)* .........................       250       17,500
   Total .................................                249,662

Food and Kindred Products - 1.44%
 Keebler Foods Company*  .................    10,000      365,000

General Merchandise Stores - 1.16%
 Fred Meyer, Inc.*  ......................     5,000      294,375

Instruments and Related Products - 1.48%
 Maxxim Medical, Inc.*  ..................    20,000      377,500

Paper and Allied Products - 0.00%
 SF Holdings Group, Inc., Class C (C)*  ..       500        1,000

Radio and Television Broadcasting - 1.06%
 Infinity Broadcasting Corporation,
   Class A* ..............................    10,500      270,375

Wholesale Trade - Nondurable Goods - 0.55%
 U.S. Foodservice*  ......................     3,000      139,500

TOTAL COMMON STOCKS AND WARRANTS - 6.67%              $ 1,697,412
 (Cost: $1,497,077)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.60%
 Frank's Nursery & Crafts, Inc.,
   10.25%, 3-1-2008 ....................      $100         99,250
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................        49         53,287
   Total ...............................                  152,537

Amusement and Recreation Services - 4.09%
 Hollywood Park, Inc.,
   9.25%, 2-15-2007 (C) ................       250        256,875
 Mohegan Tribal Gaming Authority,
   8.75%, 1-1-2009 (C) .................       250        260,937
 Premier Parks Inc.,
   0.0%, 4-1-2008 (D) ..................       750        521,250
   Total ...............................                1,039,062

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
HIGH INCOME FUND
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Auto Repair, Services and Parking - 0.92%
 Safelite Glass Corp.,
   9.875%, 12-15-2006 ..................      $250    $   233,438

Building Materials and Garden Supplies - 1.87%
 Henry Company,
   10.0%, 4-15-2008 ....................       250        252,187
 ISG Resources, Inc.,
   10.0%, 4-15-2008 ....................       220        223,300
   Total ...............................                  475,487

Business Services - 1.53%
 Lamar Advertising Company:
   9.625%, 12-1-2006 ...................        25         27,000
   8.625%, 9-15-2007 ...................       250        263,125
 Rental Service Corporation,
   9.0%, 5-15-2008 .....................       100        100,000
   Total ...............................                  390,125

Cable and Other Pay Television Services - 3.96%
 Bresnan Communications Group LLC and
   Bresnan Capital Corporation:
   0.0%, 2-1-2009 (C)(D) ...............       100         68,000
   8.0%, 2-1-2009 (C) ..................       100        101,000
 Charter Communications Holdings, LLC
   and Charter Communications Holdings
   Capital Corporation:
   8.625%, 4-1-2009 (C) ................       500        514,375
   0.0%, 4-1-2011 (C)(D) ...............       500        323,125
   Total ...............................                1,006,500

Chemicals and Allied Products - 3.02%
 Aqua-Chem, Inc.,
   11.25%, 7-1-2008 ....................       250        220,000
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................        50         35,000
 United Industries Corporation,
   9.875%, 4-1-2009 (C) ................       500        513,750
   Total ...............................                  768,750

Communication - 24.62%
 Allegiance Telecom, Inc.,
   0.0%, 2-15-2008 (D) .................       250        155,625
 Concentric Network Corporation,
   12.75%, 12-15-2007 ..................       250        285,625
 Hyperion Telecommunications, Inc.:
   0.0%, 4-15-2003 (D) .................       250        206,250
   12.0%, 11-1-2007 (C) ................       250        261,250
               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
HIGH INCOME FUND
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 ICG Services, Inc.,
   0.0%, 5-1-2008 (D) ..................      $100    $    59,750
 ITC /\ DeltaCom, Inc.:
   11.0%, 6-1-2007 .....................       250        275,313
   8.875%, 3-1-2008 ....................       100        100,500
 IXC Communications, Inc.,
   9.0%, 4-15-2008 .....................       250        260,000
 Intermedia Communications Inc.,
   8.5%, 1-15-2008 .....................       250        248,750
 Iridium LLC and Iridium Capital
   Corporation:
   10.875%, 7-15-2005 ..................       100         38,000
   11.25%, 7-15-2005 ...................       100         38,000
   13.0%, 7-15-2005 ....................       100         42,000
 Level 3 Communications, Inc.:
   9.125%, 5-1-2008 ....................       250        250,625
   0.0%, 12-1-2008 (C)(D) ..............       500        313,125
 MetroNet Communications Corp.,
   0.0%, 6-15-2008 (D) .................       500        386,250
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (D) ..................       100         81,500
 Nextel Communications, Inc.:
   9.75%, 8-15-2004 ....................       500        517,500
   0.0%, 2-15-2008 (D) .................       100         70,000
 Nextel Partners, Inc.,
   0.0%, 2-1-2009 (C)(D) ...............       500        290,000
 NEXTLINK Communications, Inc.,
   9.625%, 10-1-2007 ...................       100        101,500
 OnePoint Communications Corp.,
   14.5%, 6-1-2008 (C) .................       100         52,500
 Qwest Communications International Inc.,
   0.0%, 10-15-2007 (D) ................       250        198,125
 RSL Communications, Ltd.,
   10.5%, 11-15-2008 ...................       500        527,500
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (D) .................       600        547,896
 Time Warner Telecom LLC and Time
   Warner Telecom Inc.,
   9.75%, 7-15-2008 ....................       250        267,500
 VersaTel Telecom International N.V.,
   13.25%, 5-15-2008 ...................       250        260,625
 Viatel, Inc.,
   11.5%, 3-15-2009 (C) ................       250        260,000
 WinStar Communications, Inc.,
   10.0%, 3-15-2008 ....................       250        167,500
   Total ...............................                6,263,209

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
HIGH INCOME FUND
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Eating and Drinking Places - 3.32%
 Domino's Pizza, Inc.,
   10.375%, 1-15-2009 (C) ..............      $100   $    103,000
 Foodmaker, Inc.,
   8.375%, 4-15-2008 ...................       500        498,750
 NE Restaurant Company, Inc.,
   10.75%, 7-15-2008 ...................       250        241,875
   Total ...............................                  843,625

Electric, Gas and Sanitary Services - 0.96%
 Allied Waste North America, Inc.,
   7.875%, 1-1-2009 ....................       250        245,000

Electronic and Other Electric Equipment - 3.67%
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 ....................        50         48,313
 EchoStar DBS Corporation,
   9.375%, 2-1-2009 (C) ................       500        517,500
 Elgar Holdings, Inc.,
   9.875%, 2-1-2008 ....................       250        195,000
 WESCO International, Inc.,
   0.0%, 6-1-2008 (D) ..................       250        173,125
   Total ...............................                  933,938

Fabricated Metal Products - 2.01%
 AXIA Incorporated,
   10.75%, 7-15-2008 ...................       250        249,687
 Neenah Corporation,
   11.125%, 5-1-2007 ...................       250        262,500
   Total ...............................                  512,187

Food and Kindred Products - 0.21%
 Southern Foods Group, L.P.
   and SFG Capital Corporation,
   9.875%, 9-1-2007 ....................        50         52,563

Hotels and Other Lodging Places - 3.86%
 Coast Hotels and Casinos, Inc.,
   9.5%, 4-1-2009 (C) ..................       100        101,250
 MGM Grand, Inc.,
   6.875%, 2-6-2008 ....................       500        469,520
 Station Casinos, Inc.,
   8.875%, 12-1-2008 (C) ...............       400        410,000
   Total ...............................                  980,770


               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
HIGH INCOME FUND
MARCH 31, 1999
                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment - 3.42%
 National Equipment Services, Inc.,
   10.0%, 11-30-2004 ...................      $500    $   505,750
 Tokheim Corporation,
   11.375%, 8-1-2008 (C) ...............       250        265,625
 Walbro Corporation,
   9.875%, 7-15-2005 ...................       100         98,375
   Total ...............................                  869,750

Instruments and Related Products - 1.45%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 ..................       125        128,906
 Universal Hospital Services, Inc.,
   10.25%, 3-1-2008 ....................       260        240,500
   Total ...............................                  369,406

Miscellaneous Manufacturing Industries - 1.11%
 AAi.Fostergrant, Inc.,
   10.75%, 7-15-2006 ...................       250        197,500
 Amscan Holdings, Inc.,
   9.875%, 12-15-2007 ..................       100         86,000
   Total ...............................                  283,500

Miscellaneous Retail - 1.79%
 MTS INCORPORATED,
   9.375%, 5-1-2005 ....................       250        241,250
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ..................       200        214,500
   Total ...............................                  455,750

Motion Pictures - 2.64%
 Hollywood Theaters, Inc.,
   10.625%, 8-1-2007 ...................       250        161,250
 Regal Cinemas, Inc.,
   9.5%, 6-1-2008 ......................       500        510,625
   Total ...............................                  671,875

Paper and Allied Products - 2.23%
 Buckeye Technologies Inc.,
   8.0%, 10-15-2010 ....................       250        251,250
 Republic Group Incorporated,
   9.5%, 7-15-2008 .....................       250        253,438
 SF Holdings Group, Inc.,
   0.0%, 3-15-2008 (D) .................       250         61,875
   Total ...............................                  566,563

Petroleum and Coal Products - 1.57%
 Building Materials Corporation of America,
   8.0%, 12-1-2008 (C) .................       400        399,000

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
HIGH INCOME FUND
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Primary Metal Industries - 1.37%
 California Steel Industries, Inc.,
   8.5%, 4-1-2009 (C) ..................      $100    $   101,500
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-2007 ...................       250        246,250
   Total ...............................                  347,750

Printing and Publishing - 5.39%
 Big Flower Press Holdings, Inc.,
   8.625%, 12-1-2008 (C) ...............       500        505,000
 Perry-Judd's Incorporated,
   10.625%, 12-15-2007 .................       250        256,250
 TransWestern Publishing Company LLC,
   9.625%, 11-15-2007 ..................       100        105,000
 World Color Press, Inc.,
   8.375%, 11-15-2008 (C) ..............       500        503,750
   Total ...............................                1,370,000

Radio and Television Broadcasting - 2.47%
 ACME Television, LLC,
   0.0%, 9-30-2004 (D) .................       100         85,250
 Chancellor Media Corporation of
   Los Angeles,
   8.0%, 11-1-2008 (C) .................       250        260,312
 LIN Holdings Corp.,
   0.0%, 3-1-2008 (D) ..................       250        176,250
 Salem Communications Corporation,
   9.5%, 10-1-2007 .....................        75         79,500
 Sinclair Broadcast Group, Inc.,
   10.0%, 9-30-2005 ....................        25         26,500
   Total ...............................                  627,812

Real Estate - 0.40%
 Delco Remy International, Inc.,
   8.625%, 12-15-2007 ..................       100        102,000

Rubber and Miscellaneous Plastics Products - 2.96%
 Heafner (J.H.) Company, Inc. (The):
   10.0%, 5-15-2008 ....................       100        102,375
   10.0%, 5-15-2008 (C) ................       400        409,500
 Home Products International, Inc.,
   9.625%, 5-15-2008 ...................       250        241,250
   Total ...............................                  753,125

Social Services - 0.97%
 La Petite Academy, Inc. and LPA Holding Corp.,
   10.0%, 5-15-2008 ....................       250        246,250

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
HIGH INCOME FUND
MARCH 31, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Textile Mill Products - 0.77%
 Galey & Lord, Inc.,
   9.125%, 3-1-2008 ....................      $250    $   195,000

Transportation by Air - 1.99%
 Atlas Air, Inc.,
   9.375%, 11-15-2006 (C) ..............       500        505,625

Transportation Equipment - 0.39%
 Federal-Mogul Corporation,
   7.875%, 7-1-2010 ....................       100         99,886

Trucking and Warehousing - 0.21%
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................        50         52,500

TOTAL CORPORATE DEBT SECURITIES - 85.77%              $21,812,983
 (Cost: $22,032,283)

OTHER GOVERNMENT SECURITY - 0.99%
Mexico
 United Mexican States,
   9.75%, 4-6-2005 .....................       250    $   250,938
 (Cost: $249,910)

TOTAL SHORT-TERM SECURITIES - 4.85%                   $ 1,234,000
 (Cost: $1,234,000)

TOTAL INVESTMENT SECURITIES - 98.28%                  $24,995,333
 (Cost: $25,013,270)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.72%         437,530

NET ASSETS - 100.00%                                  $25,432,863


               See Notes to Schedules of Investments on page 71.

WADDELL & REED MUNICIPAL BOND FUND
MANAGER'S LETTER
MARCH 31, 1999
---------------------------------------------------------------------------



Dear Shareholder:

This report relates to the operation of the Municipal Bond Fund for the fiscal year ended March 31, 1999. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

Interest rates declined overall for the fiscal year, as the Federal Reserve lowered short-term interest rates three times last fall. The Fed action was triggered by market conditions mainly outside the U.S. Russia defaulted on its debt and Latin America experienced devaluations and severe recessions. However, the near default of a very large U.S. hedge fund also influenced the Fed's actions. Governments throughout the world followed the Fed's lead by easing rates and adding liquidity, which brought interest rates down in most developed countries and moved stock and bond prices up.

This is a long-term investment grade fund. We have continued to seek out higher-yielding issues among long-term investment grade municipal bonds. The Fund is kept fully invested at most times, depending on bond availability and market conditions. When sales are made, it is usually out of the lower-yielding issues in the Fund's portfolio into higher-yielding bonds.

The strategies and techniques we applied resulted in the Fund's performance for the fiscal year falling below that of the Lehman Brothers Municipal Debt Index index (reflecting the performance of securities that generally represent the municipal bond market) and remaining consistent with that of the Lipper General Municipal Bond Fund Universe Average (reflecting the universe of funds with similar investment objectives). Both indexes are charted on the following page.

Since the Federal Reserve lowered short-term rates and added liquidity last fall, the economy has accelerated rapidly. Expectations are for our economy to slow materially now that the first quarter boost from tax refunds and bonus payments has passed. Also, world growth is not expected to accelerate soon. Inflation has remained low and does not appear to present a threat to bond prices now. Financial strains are still the dominant theme, but if a synchronized world recovery develops next year we could become more cautious and shorten bond maturities.

Thank you for your continued support and confidence in our organization.

Respectfully,
John M. Holliday
Manager, Waddell & Reed Funds, Inc. Municipal Bond Fund

             Comparison of Change in Value of $10,000 Investment in
                      Municipal Bond Fund, Class B Shares,
                    The Lehman Brothers Municipal Debt Index
          and The Lipper General Municipal Debt Fund Universe Average

                                                           Lipper
                          Municipal         Lehman        General
                               Bond       Brothers      Municipal
                              Fund,      Municipal      Debt Fund
                            Class B           Debt       Universe
                             Shares          Index        Average
                          ---------      ---------     ----------
     09/30/92 Purchase       10,000         10,000         10,000
     03/31/93                10,700         10,560         10,576
     03/31/94                10,782         10,805         10,759
     03/31/95                11,469         11,608         11,432
     03/31/96                12,327         12,581         12,242
     03/31/97                12,983         13,269         12,831
     03/31/98                14,397         14,846         14,181
     03/31/99                15,065         15,767         14,874

===== Municipal Bond Fund, Class B Shares (1) (2)-- $15,065
+++++ Lehman Brothers Municipal Debt Index  (1) -- $15,767
----- Lipper General Municipal Debt Fund Universe Average (1) -- $14,874

  Past performance is not predictive of future performance. Indexes are unmanaged.

(1) Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of both the indexes are not available, the investments were effected as of September 30, 1992.
(2) The value of the investment in the Fund is impacted by the ongoing expenses of the Fund.

               Average Annual Total Return*
                    Class B**  Class Y
               -----------------------------

Year Ended
   3/31/99          1.70%      N/A
5 Years Ended
   3/31/99          6.92%      N/A
6+ Years Ended
   3/31/99***       6.54%      N/A
Aggregate Total
   Return for
   Life of Class Y  N/A        0.80%****


   *Total return for the Class Y shares may be greater than that of the Class B shares because the Fund's Class Y shares are not subject to a contingent deferred sales charge and have a lower 12b-1 fee.
  **Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect the payment of the applicable contingent deferred sales charge (CDSC), as described in the Prospectus, upon total redemption assumed to have occurred at the end of each period. The maximum CDSC is 3%, declining to zero at the end of the third calendar year after investment. The CDSC's applied for the periods shown are 3% (1 Year) and 0% (5 Years and 6+ Years).
 ***9/21/92 (the initial offering date) through 3/31/99
****12/30/98 (the date on which Fund Class Y shares were first acquired and continuously held by shareholders) through 3/31/99.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
MUNICIPAL BOND FUND

PORTFOLIO STRATEGY:
Minimum 80%                OBJECTIVE:   Income which is not subject
Municipal Bonds.                        to Federal income taxation.
                                        (Income may be subject to state
Maximum 5% non-investment               and local taxes, and a portion
grade debt securities.                  may be subject to Federal taxes,
                                        including alternative minimum
Less than 25% of its assets             tax.)
in securities of issuers
located in any single state.

                            STRATEGY:   Invests primarily in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax).

                             FOUNDED:   1992

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class B Shares

        PER SHARE DATA
For the Fiscal Year Ended March 31, 1999
-------------------------------------------

DIVIDENDS PAID                   $0.42
                                 =====

CAPITAL GAINS DISTRIBUTION       $0.31
                                 =====

NET ASSET VALUE ON
    3/31/99  $11.24 adjusted to: $11.55 (A)
    3/31/98                       11.45
                                 ------
CHANGE PER SHARE                  $0.10
                                 ======

(A)This number includes the capital gains distribution of $0.31 paid in December 1998 added to the actual net asset value on March 31, 1999.

Past performance is not necessarily indicative of future results.


TOTAL RETURN HISTORY

                                      Average Annual
                                        Total Return
                                    ----------------
                                      With   Without
                                    CDSC**   CDSC***
                                    ------   -------
Period
------
1-year period ended 3-31-99            1.70%     4.64%
5-year period ended 3-31-99            6.92%     6.92%
Period from 9-21-92*
  through 3-31-99                      6.54%     6.54%

   *Initial public offering of the Fund.

  **"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted represents past performance and reflects payment of the applicable contingent deferred sales charge upon redemption at the end of each period.

 ***"CDSC" refers to the contingent deferred sales charge described in the Prospectus. Performance data quoted in this column represents past performance without reflecting deduction of the applicable contingent deferred sales charge upon redemption at the end of each period.

    Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1999, Municipal Bond Fund had net assets totaling $42,908,191 invested in a diversified portfolio.



As a shareholder of Municipal Bond Fund, for every $100 you had invested on March 31, 1999, your Fund owned:

  $17.66  Hospital Revenue Bonds
   16.44  Industrial Revenue Bonds
   13.72  Lifecare/Nursing Centers Revenue Bonds
   11.73  Other Municipal Bonds
    9.24  Housing Revenue Bonds
    4.68  Student Loan Bonds
    4.25  Leasing/Certificates of Participation Bonds
    4.04  Transportation Revenue Bonds
    3.84  Education Revenue Bonds
    3.55  Public Power Revenue Bonds
    3.53  Cash and Cash Equivalents
    3.03  Special Tax Bonds
    2.37  Resource Recovery Revenue Bonds
    1.92  Electric Utility Revenue Bonds

THE INVESTMENTS OF
MUNICIPAL BOND FUND
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALASKA - 2.43%
 City of Valdez, Alaska, Marine
   Terminal Revenue Refunding Bonds
   (BP Pipelines (Alaska) Inc. Project),
   Series 1993A,
   5.85%, 8-1-2025 .......................    $1,000  $ 1,041,250

ARIZONA - 0.66%
 City of Bullhead City, Arizona, Bullhead
   Parkway Improvement District,
   Improvement Bonds,
   6.1%, 1-1-2013 ........................       270      285,187

ARKANSAS - 1.00%
 Baxter County, Arkansas, Industrial Development
   Revenue Refunding Bonds (Aeroquip Corporation
   Project), Series 1993,
   5.8%, 10-1-2013 .......................       400      429,500

CALIFORNIA - 4.04%
 Foothill/Eastern Transportation Corridor
   Agency, Toll Road Revenue Bonds, Series
   1995A,
   0.0%, 1-1-2013 (D) ....................     2,000    1,732,500

COLORADO - 4.73%
 Colorado Health Facilities Authority, Hospital
   Revenue Bonds (Steamboat Springs Health Care
   Association Project), Series 1997,
   5.75%, 9-15-2022 ......................     1,000    1,016,250
 Boulder County, Colorado, Hospital Development
   Revenue Bonds (Longmont United Hospital
   Project), Series 1997,
   5.6%, 12-1-2027 .......................     1,000    1,012,500
   Total .................................              2,028,750

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
DISTRICT OF COLUMBIA - 1.24%
 District of Columbia, Redevelopment Land
   Agency (Washington, D.C.), Sports Arena
   Special Tax Revenue Bonds (Series 1996),
   5.625%, 11-1-2010 .....................    $  515  $   533,025

FLORIDA - 4.37%
 Escambia County, Florida, Pollution Control Revenue
   Bonds (Champion International Corporation Project),
   Series 1994,
   6.9%, 8-1-2022 ........................     1,000    1,095,000
 Housing Finance Authority of Palm Beach
   County, Florida, Multifamily Housing
   Revenue Bonds (Windsor Park Apartments
   Project), Series 1998A,
   5.9%, 6-1-2038 ........................       750      780,938
   Total .................................              1,875,938

INDIANA - 0.95%
 East Chicago Elementary School Building
   Corporation (Lake County, Indiana),
   First Mortgage Bonds, Series 1993A,
   5.5%, 1-15-2016 .......................       400      409,500

IOWA - 0.82%
 Scott County, Iowa, Refunding Certificates
   of Participation (County Golf Course
   Project, Series 1993),
   6.2%, 5-1-2013 ........................       340      354,025

KANSAS - 1.72%
 The Parks and Recreation Foundation of Johnson
   County (Johnson County, Kansas), Lease
   Revenue Bonds, Series 1998,
   5.25%, 9-1-2018 .......................       750      736,875

MARYLAND - 2.79%
 Montgomery County Revenue Authority
   (Maryland), Golf Course System Revenue
   Bonds, Series 1996A,
   6.125%, 10-1-2022 .....................       650      687,375
 Maryland Health and Higher Educational
   Facilities Authority, Project and
   Refunding Revenue Bonds, Doctors Community
   Hospital Issue, Series 1993,
   5.75%, 7-1-2013 .......................       500      508,750
   Total .................................              1,196,125

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MASSACHUSETTS - 5.26%
 Massachusetts Health and Educational Facilities
   Authority, Revenue Bonds, Caritas Christi
   Obligated Group Issue, Series A,
   5.625%, 7-1-2020 ......................    $1,250  $ 1,242,187
 Massachusetts Industrial Finance Agency,
   Resource Recovery Revenue Refunding Bonds
   (Ogden Haverhill Project), Series 1998A,
   5.5%, 12-1-2013 .......................     1,000    1,015,000
   Total .................................              2,257,187

MICHIGAN - 4.53%
 Michigan Strategic Fund, Limited Obligation
   Revenue Bonds (Porter Hills Presbyterian
   Village, Inc. Project), Series 1998,
   5.375%, 7-1-2028 ......................     1,000      995,000
 City of Flint Hospital Building Authority,
   Revenue Rental Bonds, Series 1998B (Hurley
   Medical Center),
   5.375%, 7-1-2018 ......................     1,000      950,000
   Total .................................              1,945,000

MISSOURI - 7.09%
 The Industrial Development Authority of the
   County of Taney, Missouri, Hospital Revenue
   Bonds (The Skaggs Community Hospital
   Association), Series 1998,
   5.3%, 5-15-2018 .......................     1,860    1,839,075
 Health and Educational Facilities Authority
   of the State of Missouri, Educational Facilities
   Revenue Bonds (Southwest Baptist University
   Project), Series 1998,
   5.375%, 10-1-2023 .....................       700      707,000
 City of Fenton, Missouri, Public Facilities
   Authority, Leasehold Revenue Bonds,
   Series 1997 (City of Fenton, Missouri, Lessee),
   5.25%, 1-1-2018 .......................       500      495,625
   Total .................................              3,041,700

MONTANA - 4.68%
 Montana Higher Education Student Assistance
   Corporation, Student Loan Revenue Bonds,
   Subordinate Series 1998-B,
   5.5%, 12-1-2031 .......................     2,000    2,007,500



               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEBRASKA - 3.59%
 Hospital Revenue and Refunding Bonds (Faith
   Regional Health Services Project), Series
   1998, Issued by Hospital Authority No. 1
   of Madison County, Nebraska,
   5.35%, 7-1-2018 .......................    $1,000  $ 1,008,750
 Nebraska Higher Education Loan Program, Inc.,
   Senior Subordinate Bonds, 1993-2
   Series A-5A,
   6.2%, 6-1-2013 ........................       500      531,875
   Total .................................              1,540,625

NEVADA - 5.95%
 Clark County, Nevada, Industrial Development
   Refunding Revenue Bonds (Nevada Power
   Company Project), Series 1995B,
   5.9%, 10-1-2030 .......................     1,500    1,524,375
 West Wendover Recreation District, Elko
   County, Nevada, General Obligation
   (Limited Tax), Recreational Facilities
   and Refunding Bonds, Series 1996,
   6.25%, 12-1-2021 ......................       950    1,029,563
   Total .................................              2,553,938

NEW JERSEY - 3.78%
 New Jersey Economic Development Authority,
   Economic Development Refunding Bonds (Preston
   Trucking Company, Inc. - 1996 Project),
   6.5%, 9-1-2014 ........................     1,500    1,621,875

NEW MEXICO - 5.24%
 City of Albuquerque, New Mexico, Gross
   Receipts/Lodgers' Tax Refunding and
   Improvement Revenue Bonds, Series 1991B:
   0.0%, 7-1-2013 ........................     1,850      945,812
   0.0%, 7-1-2013 ........................     2,650    1,301,813
   Total .................................              2,247,625

OHIO - 2.07%
 City of Moraine, Ohio, Solid Waste
   Disposal Revenue Bonds (General Motors
   Corporation Project), Series 1994,
   6.75%, 7-1-2014 .......................       750      886,875



               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
MARCH 31, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OKLAHOMA - 4.41%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program),
   1996 Series A,
   7.05%, 9-1-2026 .......................    $1,000  $ 1,108,750
 Tulsa Public Facilities Authority (Oklahoma):
   Recreational Facilities Revenue Bonds,
   Series 1985,
   6.2%, 11-1-2012 .......................       500      544,375
   Assembly Center Lease Payment Revenue
   Bonds, Refunding Series 1985,
   6.6%, 7-1-2014 ........................       200      239,000
   Total .................................              1,892,125

PENNSYLVANIA - 4.26%
 Montgomery County Industrial Development
   Authority, Retirement Community Revenue Bonds
   (Adult Communities Total Services, Inc.
   Obligated Group), Series 1996B,
   5.625%, 11-15-2012 ....................     1,750    1,826,562

TENNESSEE - 7.23%
 The Health and Educational Facilities Board
   of the Metropolitan Government of Nashville
   and Davidson County, Tennessee, Multi-Modal
   Interchangeable Rate Health Facility Revenue
   Bonds (Richland Place, Inc. Project),
   Series 1993,
   5.5%, 5-1-2023 ........................     1,990    2,054,675
 Tennessee Housing Development Agency,
   Homeownership Program Bonds, Issue T,
   7.375%, 7-1-2023 ......................     1,000    1,046,250
   Total .................................              3,100,925

TEXAS - 4.31%
 Texas Department of Housing and Community
   Affairs, Single Family Mortgage Revenue
   Bonds, Series D (AMT) TEAMS Structure,
   5.7%, 9-1-2029 ........................     1,000    1,028,750
 Sabine River Authority of Texas,
   Collateralized Pollution Control
   Revenue Refunding Bonds (Texas
   Utilities Electric Company Project),
   Series 1993B,
   5.85%, 5-1-2022 .......................       800      822,000
   Total .................................              1,850,750

               See Notes to Schedules of Investments on page 71.

THE INVESTMENTS OF
MUNICIPAL BOND FUND
MARCH 31, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
UTAH - 4.61%
 Tooele County, Utah, Hazardous Waste Treatment
   Revenue Bonds (Union Pacific Corporation/
   USPCI, Inc. Project), Series A,
   5.7%, 11-1-2026 .......................    $2,000  $ 1,977,500

VIRGIN ISLANDS - 2.35%
 Virgin Islands Public Finance Authority
   Revenue and Refunding Bonds (Virgin
   Islands Matching Fund Loan Notes),
   Series 1998 A (Senior Lien/Refunding),
   5.5%, 10-1-2018 .......................     1,000    1,008,750

WASHINGTON - 2.36%
 Housing Authority of the City of Seattle,
   Low-Income Housing Assistance Revenue Bonds,
   1995 (GNMA Collateralized Mortgage Loan -
   Kin On Project),
   7.4%, 11-20-2036 ......................       875    1,012,813

TOTAL MUNICIPAL BONDS - 96.47%                        $41,394,425
 (Cost: $39,372,700)

TOTAL SHORT-TERM SECURITIES - 2.42%                   $ 1,038,000
 (Cost: $1,038,000)

TOTAL INVESTMENT SECURITIES - 98.89%                  $42,432,425
 (Cost: $40,410,700)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.11%         475,766

NET ASSETS - 100.00%                                  $42,908,191


               See Notes to Schedules of Investments on page 71.

WADDELL & REED FUNDS, INC.
MARCH 31, 1999


Notes to Schedules of Investments

* No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

(B)  See Note 8 to financial statements.

(C) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $7,326,099 in High Income Fund, or 28.81% of net assets and $4,862,835 in International Growth Fund, or 4.84% of net assets.

(D) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999
(In Thousands Except for Per Share and Share Amounts)
                                     Total                 Science and
                                    Return        Growth    Technology
                                      Fund          Fund          Fund
Assets                         -----------   -----------   -----------
 Investment securities--at
   value (Notes 1 and 4)..        $508,061      $431,038       $43,543
 Cash  ...................             ---           ---             2
 Receivables:
   Fund shares sold ......           2,609         1,912           956
   Investment securities sold          ---         2,988           ---
   Dividends and interest.             986           117            14
 Prepaid insurance premium               1             1           ---
                                  --------      --------       -------
    Total assets  ........         511,657       436,056        44,515
Liabilities                       --------      --------       -------
 Payable to Fund shareholders        1,822         1,346            65
 Payable for investment
   securities purchased ..             ---         1,930           ---
 Accrued service fee -
   Class B (Note 3).......             106            87             9
 Accrued transfer agency and
   dividend disbursing (Note 3)        102            97            12
 Accrued distribution
   fee - Class B (Note 3).              10             8             1
 Dividends payable  ......             ---           ---           ---
 Accrued accounting
   services fee (Note 3)..               5             5             2
 Accrued management fee (Note 3)        10            10             1
 Other  ..................              11            19             1
                                  --------      --------       -------
    Total liabilities  ...           2,066         3,502            91
                                  --------      --------       -------
      Total net assets ...        $509,591      $432,554       $44,424
Net Assets                        ========      ========       =======
 $0.01 par value capital stock
   Capital stock .........        $    442      $    293       $    25
   Additional paid-in capital      347,677       285,263        32,433
 Accumulated undistributed income (loss):
   Accumulated undistributed net
    investment income  ...           1,039           ---           ---
   Accumulated undistributed
    net realized gain (loss)
    on investments  ......           8,962        29,668           (74)
   Net unrealized appreciation
    (depreciation) of
    investments  .........         151,471       117,330        12,040
                                  --------      --------       -------
    Net assets applicable to
      outstanding units
      of capital .........        $509,591      $432,554       $44,424
                                  ========      ========       =======
Net asset value, redemption and
 offering price per share:
 Class B Shares  .........          $11.52        $14.74        $17.45
 Class Y Shares  .........          $11.78        $15.21        $17.65
Capital shares outstanding:
 Class B Shares  .........      44,109,295    28,804,995     2,543,511
 Class Y Shares  .........         117,265       522,230         2,993
 Capital shares authorized     500,000,000   500,000,000   500,000,000
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999
(In Thousands Except for Per Share and Share Amounts)
                             International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                      Fund          Fund          Fund
Assets                        ------------   -----------    ----------
 Investment securities--at
   value (Notes 1 and 4)..        $100,985       $30,480       $21,204
 Cash  ...................               2             2             2
 Receivables:
   Fund shares sold ......             436           195            69
   Investment securities sold          114           ---           ---
   Dividends and interest.             176           187           349
 Prepaid insurance premium             ---           ---           ---
                                  --------       -------       -------
    Total assets  ........         101,713        30,864        21,624
Liabilities                       --------       -------       -------
 Payable to Fund shareholders          402            61            27
 Payable for investment
   securities purchased ..             833           ---           ---
 Accrued service fee -
   Class B (Note 3).......              21             6             5
 Accrued transfer agency and
   dividend disbursing (Note 3)         35            10             7
 Accrued distribution
   fee - Class B (Note 3).               2             1           ---
 Dividends payable  ......             ---           ---             8
 Accrued accounting
   services fee (Note 3)..               3             2             1
 Accrued management fee (Note 3)         2             1            --
 Other  ..................              22             3             2
                                  --------       -------       -------
    Total liabilities  ...           1,320            84            50
                                  --------       -------       -------
      Total net assets ...        $100,393        30,780        21,574
Net Assets                        ========       =======       =======
 $0.01 par value capital stock
   Capital stock .........        $     64       $    27       $    21
   Additional paid-in capital       73,783        29,511        21,521
 Accumulated undistributed income (loss):
   Accumulated undistributed net
    investment income (loss)          ---              7           ---
   Accumulated undistributed
    net realized gain (loss)
    on investments  ......           5,203          (479)         (153)
   Net unrealized appreciation
    (depreciation) of
    investments  .........          21,343         1,714           185
                                  --------       -------       -------
    Net assets applicable to
      outstanding units
      of capital .........        $100,393       $30,780       $21,574
                                  ========       =======       =======
Net asset value, redemption and
 offering price per share:
 Class B Shares  .........          $15.58        $11.20        $10.16
 Class Y Shares  .........          $16.08        $11.21        $10.16
Capital shares outstanding:
 Class B Shares  .........       6,403,190     2,721,011     2,097,951
 Class Y Shares  .........          39,139        27,423        25,887
Capital shares authorized      500,000,000   500,000,000   500,000,000
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999
(In Thousands Except for Per Share and Share Amounts)
                                      High     Municipal
                                    Income          Bond
                                      Fund          Fund
Assets                           ---------  ------------
 Investment securities--at
   value (Notes 1 and 4)..         $24,995       $42,432
 Cash  ...................              15             1
 Receivables:
   Fund shares sold ......             165           339
   Investment securities sold          458           ---
   Dividends and interest.             453           612
 Prepaid insurance premium             ---           ---
                                   -------       -------
    Total assets  ........          26,086        43,384
Liabilities                        -------       -------
 Payable to Fund shareholders           26           439
 Payable for investment
   securities purchased ..             600           ---
 Liabilities for securities
   on loan ...............             ---           ---
 Accrued service fee -
   Class B (Note 3).......               5             9
 Accrued transfer agency and
   dividend disbursing (Note 3)          7             9
 Accrued distribution
   fee - Class B (Note 3).               1             1
 Dividends payable  ......              12            14
 Accrued accounting
   services fee (Note 3)..               1             2
 Accrued management fee (Note 3)       ---             1
 Other  ..................               1             1
                                   -------       -------
    Total liabilities  ...             653           476
                                   -------       -------
      Total net assets ...         $25,433       $42,908
Net Assets                         =======       =======
 $0.01 par value capital stock
   Capital stock .........         $    26       $    38
   Additional paid-in capital       26,186        40,917
 Accumulated undistributed income (loss):
   Accumulated undistributed net
    investment income (loss)           ---           ---
   Accumulated undistributed
    net realized gain (loss)
    on investments  ......            (761)          (69)
   Net unrealized appreciation
    (depreciation) of
    investments  .........             (18)        2,022
                                   -------       -------
    Net assets applicable to
      outstanding units
      of capital .........         $25,433       $42,908
                                   =======       =======
Net asset value, redemption and
 offering price per share:
 Class B Shares  .........           $9.94        $11.24
 Class Y Shares  .........           $9.94        $11.24
Capital shares outstanding:
 Class B Shares  .........       2,557,210     3,816,221
 Class Y Shares  .........             640           179
Capital shares authorized      500,000,000   500,000,000
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Fiscal Year Ended MARCH 31, 1999
(In Thousands)                       Total                 Science and
                                    Return        Growth    Technology
                                      Fund          Fund          Fund
Investment Income (Loss)      ------------   -----------   -----------
 Income (Note 1B):
   Interest and amortization       $ 6,802       $ 3,887       $   234
   Dividends .............           3,874           334             7
                                   -------       -------       -------
    Total income  ........          10,676         4,221           241
                                   -------       -------       -------
 Expenses (Notes 2 and 3):
   Distribution fee - Class B        3,580         2,628           139
   Investment management fee         3,391         2,846           130
   Service fee - Class B..           1,202           886            47
   Transfer agency and dividend
    disbursing - Class B               791           764            90
   Registration fees .....              64            55            29
   Accounting services fee              60            54            10
   Custodian fees ........              32            19             5
   Audit fees ............              16            14             6
   Legal fees ............               7             5           ---
   Amortization of prepaid
    registration fees  ...             ---           ---            10
   Shareholder servicing fee -
    Class Y  .............               2             2           ---
   Distribution fee - Class Y            3             4           ---
   Other .................              93            85             9
                                   -------       -------       -------
    Total expenses  ......           9,241         7,362           475
                                   -------       -------       -------
      Net investment income (loss)   1,435        (3,141)         (234)
                                   -------       -------       -------
Realized and Unrealized Gain
 (Loss) on Investments (Notes 1 and 4)
 Realized net gain (loss)
   on securities .........          58,725        68,630           148
 Realized net loss from foreign
   currency transactions .             ---           ---           ---
 Realized net gain on forward
   currency contracts ....             ---           ---           ---
                                   -------       -------       -------
   Realized net gain (loss)
    on investments  ......          58,725        68,630           148
                                   -------       -------       -------
 Unrealized appreciation (depreciation)
   in value of securities during the
   period ................         (24,832)        7,999        10,801
 Unrealized depreciation from
   translation of assets and
   liabilities in foreign currencies   ---           ---           ---
                                   -------       -------        ------
   Unrealized appreciation
    (depreciation)  ......         (24,832)        7,999        10,801
                                   -------       -------       -------
    Net gain (loss) on investments  33,893        76,629        10,949
                                   -------       -------       -------
      Net increase (decrease) in net
       assets resulting from
       operations  .......         $35,328       $73,488       $10,715
                                   =======       =======       =======
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Fiscal Year Ended MARCH 31, 1999
(In Thousands)               International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                      Fund          Fund          Fund
Investment Income (Loss)      ------------   -----------   -----------
 Income (Note 1B):
   Interest and amortization       $   267          $824        $1,241
   Dividends .............           1,365            98           ---
                                   -------          ----        ------
    Total income  ........           1,632           922         1,241
                                   -------          ----        ------
 Expenses (Notes 2 and 3):
   Distribution fee - Class B          670           185           143
   Investment management fee           726           201           108
   Service fee - Class B..             225            61            48
   Transfer agency and dividend
    disbursing - Class B               260            65            52
   Registration fees .....              32            24            23
   Accounting services fee              30            15            10
   Custodian fees ........             121             7             3
   Audit fees ............              15            11            11
   Legal fees ............               1           ---           ---
   Amortization of prepaid
    registration fees  ...             ---           ---           ---
   Shareholder servicing fee -
    Class Y  .............               1           ---           ---
   Distribution fee - Class Y            1             1             1
   Other .................              24             5             6
                                   -------          ----        ------
    Total expenses  ......           2,106           575           405
                                   -------          ----        ------
      Net investment income (loss)    (474)          347           836
                                   -------          ----        ------
Realized and Unrealized Gain
 (Loss) on Investments (Notes 1 and 4)
 Realized net gain (loss)
   on securities .........          10,149          (425)            2
 Realized net loss from foreign
   currency transactions .            (105)          ---           ---
 Realized net gain on forward
   currency contracts ....             303           ---           ---
                                   -------          ----        ------
   Realized net gain (loss)
    on investments  ......          10,347          (425)            2
                                   -------          ----        ------
 Unrealized appreciation (depreciation)
   in value of securities during the
   period ................            (374)          555             2
 Unrealized depreciation from
   translation of assets and
   liabilities in foreign currencies    (7)          ---           ---
                                   -------          ----        ------
   Unrealized appreciation
    (depreciation)  ......            (381)          555             2
                                   -------          ----        ------
    Net gain (loss) on investments   9,966           130             4
                                   -------          ----        ------
      Net increase (decrease) in net
       assets resulting from
       operations  .......         $ 9,492          $477        $  840
                                   =======          ====        ======
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Fiscal Year Ended MARCH 31, 1999
(In Thousands)                        High     Municipal
                                    Income          Bond
                                      Fund          Fund
Investment Income (Loss)      ------------   -----------
 Income (Note 1B):
   Interest and amortization        $1,604        $2,253
   Dividends .............             ---           ---
                                    ------       -------
    Total income  ........           1,604         2,253
                                    ------       -------
 Expenses (Notes 2 and 3):
   Distribution fee - Class B          142           304
   Investment management fee           124           227
   Service fee - Class B..              48           101
   Transfer agency and dividend
    disbursing - Class B                46            62
   Registration fees .....              22            22
   Accounting services fee              10            20
   Custodian fees ........               4             4
   Audit fees ............               6            11
   Legal fees ............             ---             1
   Amortization of prepaid
    registration fees  ...              11           ---
   Shareholder servicing fee -
    Class Y  .............             ---           ---
   Distribution fee - Class Y          ---           ---
   Other .................               3            10
                                    ------       -------
    Total expenses  ......             416           762
                                    ------       -------
      Net investment income (loss)   1,188         1,491
                                    ------       -------
Realized and Unrealized Gain
 (Loss) on Investments (Notes 1 and 4)
 Realized net gain (loss)
   on securities .........            (761)          872
 Realized net loss from foreign
   currency transactions .             ---           ---
 Realized net gain on forward
   currency contracts ....             ---           ---
                                    ------        ------
   Realized net gain (loss)
    on investments  ......            (761)          872
                                    ------        ------
 Unrealized appreciation (depreciation)
   in value of securities during the
   period ................            (524)         (539)
 Unrealized depreciation from
   translation of assets and
   liabilities in foreign currencies   ---           ---
                                    ------        ------
   Unrealized appreciation
    (depreciation)  ......            (524)         (539)
                                    ------        ------
    Net gain (loss) on investments  (1,285)          333
                                    ------        ------
      Net increase (decrease) in net
       assets resulting from
       operations  .......          $  (97)       $1,824
                                    ======        ======
                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended MARCH 31, 1999
(Dollars In Thousands)               Total                 Science and
                                    Return        Growth    Technology
                                      Fund          Fund          Fund
                              ------------   -----------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............        $  1,435      $ (3,141)      $  (234)
   Realized net gain (loss)
    on investments  ......          58,725        68,630           148
   Unrealized appreciation
    (depreciation)  ......         (24,832)        7,999        10,801
                                  --------      --------       -------
    Net increase (decrease) in
      net assets resulting from
      operations .........          35,328        73,488        10,715
                                  --------      --------       -------
 Distributions to shareholders (Note 1E):*
   From net investment income:
    Class B  .............            (383)          ---           ---
    Class Y  .............              (8)          ---           ---
   From realized net gain on
    investment transactions:
    Class B  .............         (59,613)      (54,879)          ---
    Class Y  .............            (148)         (130)          ---
                                  --------      --------       -------
                                   (60,152)      (55,009)          ---
                                  --------      --------       -------
 Capital share transactions
   (Note 6) ..............          60,502        83,928        26,094
                                  --------      --------       -------
   Total increase ........          35,678       102,407        36,809
Net Assets
 Beginning of period  ....         473,913       330,147         7,615
                                  --------      --------       -------
 End of period  ..........        $509,591      $432,554       $44,424
                                  ========      ========       =======
 Undistributed net
   investment income .....          $1,039          $---          $---
                                    ======          ====          ====

                 *See "Financial Highlights" on pages 80 - 95.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended MARCH 31, 1999
(Dollars In Thousands)       International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                      Fund          Fund          Fund
                             -------------   -----------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............        $   (474)      $   347       $   836
   Realized net gain (loss)
    on investments  ......          10,347          (425)            2
   Unrealized appreciation
    (depreciation)  ......            (381)          555             2
                                  --------      --------       -------
    Net increase (decrease) in
      net assets resulting from
      operations .........           9,492           477           840
                                  --------      --------       -------
 Distributions to shareholders (Note 1E):*
   From net investment income:
    Class B  .............             ---          (358)         (824)
    Class Y  .............             ---            (7)          (12)
   From realized net gain on
    investment transactions:
    Class B  .............          (5,284)         (628)          ---
    Class Y  .............             (31)           (6)          ---
                                  --------      --------       -------
                                    (5,315)         (999)         (836)
                                  --------      --------       -------
 Capital share transactions
   (Note 6) ..............           8,756        11,662         3,238
                                  --------      --------       -------
   Total increase ........          12,933        11,140         3,242
Net Assets
 Beginning of period  ....          87,460        19,640        18,332
                                  --------      --------       -------
 End of period  ..........        $100,393       $30,780       $21,574
                                  ========      ========       =======
 Undistributed net
   investment income .....           $---             $7          $---
                                      ====      ========          ====

                 *See "Financial Highlights" on pages 80 - 95.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended MARCH 31, 1999
(Dollars In Thousands)                High     Municipal
                                    Income          Bond
                                      Fund          Fund
                              ------------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............         $ 1,188        $1,491
   Realized net gain (loss)
    on investments  ......            (761)          872
   Unrealized appreciation
    (depreciation)  ......            (524)         (539)
                                   -------       -------
    Net increase (decrease) in
      net assets resulting from
      operations .........             (97)        1,824
                                   -------       -------
 Distributions to shareholders (Note 1E):*
   From net investment income:
    Class B  .............          (1,188)       (1,491)
    Class Y  .............             ---           ---
   From realized net gain on
    investment transactions:
    Class B  .............             (57)       (1,114)
    Class Y  .............             ---           ---
                                   -------       -------
                                    (1,245)       (2,605)
                                   -------       -------
 Capital share transactions
   (Note 6) ..............          14,963         3,666
                                   -------       -------
   Total increase ........          13,621         2,885
Net Assets
 Beginning of period  ....          11,812        40,023
                                   -------       -------
 End of period  ..........         $25,433       $42,908
                                   =======       =======
 Undistributed net
   investment income .....            $---          $---
                                      ====          ====

                 *See "Financial Highlights" on pages 80 - 95.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended MARCH 31, 1998
(In Thousands)                       Total                 Science and
                                    Return        Growth    Technology
                                      Fund          Fund          Fund
                              ------------   -----------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............        $   (903)     $ (2,823)       $  (42)
   Realized net gain (loss)
    on investments  ......          22,549        24,170          (145)
   Unrealized appreciation         108,013       106,888         1,239
                                  --------      --------        ------
    Net increase in net assets
      resulting from operations    129,659       128,235         1,052
                                  --------      --------        ------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............             ---           ---           ---
    Class Y  .............             ---           ---           ---
   From realized net gain on
    investment transactions
    Class B  .............         (14,304)      (12,537)          ---
    Class Y  .............             (26)          (22)          ---
                                  --------      --------        ------
                                   (14,330)      (12,559)          ---
                                  --------      --------        ------
 Capital share transactions
   (Note 6) ..............          40,627        16,119         6,563
                                  --------      --------        ------
   Total increase ........         155,956       131,795         7,615
Net Assets
 Beginning of period  ....         317,957       198,352           ---
                                  --------      --------        ------
 End of period  ..........        $473,913      $330,147        $7,615
                                  ========      ========        ======
 Undistributed net
   investment income (loss)           $---          $---          $---
                                      ====          ====          ====

                 *See "Financial Highlights" on pages 80 - 95.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended MARCH 31, 1998
(In Thousands)               International         Asset      Limited-
                                    Growth      Strategy     Term Bond
                                      Fund          Fund          Fund
                             -------------   -----------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............         $  (556)      $   320       $   825
   Realized net gain (loss)
    on investments  ......           5,845         1,492           (66)
   Unrealized appreciation          16,677         1,660           500
                                   -------       -------       -------
    Net increase in net assets
      resulting from operations     21,966         3,472         1,259
                                   -------       -------       -------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............             ---          (318)         (818)
    Class Y  .............             ---            (5)           (8)
   From realized net gain on
    investment transactions
    Class B  .............          (7,173)         (681)          ---
    Class Y  .............             (30)           (8)          ---
                                   -------       -------       -------
                                    (7,203)       (1,012)         (826)
                                   -------       -------       -------
 Capital share transactions
   (Note 6) ..............          21,998         3,666            24
                                   -------       -------       -------
   Total increase ........          36,761         6,126           457
Net Assets
 Beginning of period  ....          50,699        13,514        17,875
                                   -------       -------       -------
 End of period  ..........         $87,460       $19,640       $18,332
                                   =======       =======       =======
 Undistributed net
   investment income (loss)           $---           $25          $---
                                      ====       =======          ====

                 *See "Financial Highlights" on pages 80 - 95.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended MARCH 31, 1998
(In Thousands)                        High     Municipal
                                    Income          Bond
                                      Fund          Fund
                              ------------   -----------
Increase in Net Assets
 Operations:
   Net investment income
    (loss)  ..............         $   225       $ 1,527
   Realized net gain (loss)
    on investments  ......              57           422
   Unrealized appreciation             506         2,048
                                   -------       -------
    Net increase in net assets
      resulting from operations        788         3,997
                                   -------       -------
 Distributions to shareholders (Note 1E):*
   From net investment income
    Class B  .............            (225)       (1,527)
    Class Y  .............             ---           ---
   From realized net gain on
    investment transactions
    Class B  .............             ---           ---
    Class Y  .............             ---           ---
                                   -------       -------
                                      (225)       (1,527)
                                   -------       -------
 Capital share transactions
   (Note 6) ..............          11,249           934
                                   -------       -------
   Total increase ........          11,812         3,404
Net Assets
 Beginning of period  ....             ---        36,619
                                   -------       -------
 End of period  ..........         $11,812       $40,023
                                   =======       =======
 Undistributed net
   investment income .....            $---          $---
                                      ====          ====

                 *See "Financial Highlights" on pages 80 - 95.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
TOTAL RETURN FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*



                           For the fiscal year ended March 31,
                           -----------------------------------------
                               1999   1998    1997   1996    1995
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........         $12.24 $ 9.09   $8.17  $6.37   $6.00
                              -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment income
   (loss)...........           0.03  (0.02)  (0.01) (0.01)  (0.00)
 Net realized and
   unrealized gain
   on investments ..           0.82   3.56     .98   1.84    0.37
                              -----  -----   -----  -----   -----
Total from investment
 operations  .......           0.85   3.54    0.97   1.83    0.37
                              -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........          (0.01) (0.00)  (0.00) (0.00)  (0.00)
 From capital gains           (1.56) (0.39)  (0.05) (0.03)  (0.00)
                              -----  -----   -----  -----   -----
                              (1.57) (0.39)  (0.05) (0.03)  (0.00)
                              -----  -----   -----  -----   -----
Net asset value,
 end of period  ....         $11.52 $12.24   $9.09  $8.17   $6.37
                             ====== ======   ===== ======   =====
Total return .......           7.47% 39.57%  11.93% 28.75%   6.17%
Net assets, end of
 period (000
 omitted)  .........       $508,210$472,970$317,453$208,233$104,691
Ratio of expenses
 to average net
 assets  ...........           1.93%  1.92%   1.95%  1.99%   2.05%
Ratio of net investment income
 (loss) to average
 net assets  .......           0.30% -0.23%  -0.17% -0.11%  -0.04%
Portfolio turnover
 rate  .............          54.73% 36.94%  26.23% 16.78%  16.60%

 *Per-share and share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
TOTAL RETURN FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*
                            For the fiscal year     For the
                            ended March 31,              period from
                 -------------------------        12/29/95**
                       1999    1998   1997        to 3/31/96
                   -----------------------        --------------------
Net asset value,
 beginning of
 period  ........... $12.46  $ 9.18  $8.19          $7.66
                     ------  ------  -----          -----
Income from investment
 operations:
 Net investment
   income...........   0.12    0.05    .02           0.02
 Net realized and
   unrealized gain
   on investments ..   0.84    3.62   1.02           0.51
                     ------  ------  -----          -----
Total from investment
 operations  .......   0.96    3.67   1.04           0.53
                     ------  ------  -----          -----
Less distributions:
 From net investment
   income ..........  (0.08)  (0.00) (0.00)         (0.00)
 From capital gains   (1.56)  (0.39) (0.05)         (0.00)
                     ------  ------  -----          -----
                      (1.64)  (0.39) (0.05)         (0.00)
                     ------  ------  -----          -----
Net asset value,
 end of period  .... $11.78  $12.46  $9.18          $8.19
                     ======  ======  =====          =====
Total return .......   8.37%  40.63% 12.69%          6.92%
Net assets, end of
 period (000
 omitted) .......... $1,381    $943   $504            $87
Ratio of expenses
 to average net
 assets  ...........   1.15%   1.20%  1.18%          0.96%***
Ratio of net investment
 income to average
 net assets  .......   1.10%   0.50%  0.65%          1.04%***
Portfolio turnover
 rate  .............  54.73%  36.94% 26.23%         16.78%***

   *Per-share and share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
 **Commencement of operations.
***Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*
                           For the fiscal year ended March 31,
                           -----------------------------------------
                               1999   1998    1997   1996    1995
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........         $14.29 $ 9.08  $10.50 $ 8.45   $7.04
                             ------ ------  ------ ------   -----
Income from investment
 operations:
 Net investment
   income (loss) ...          (0.11) (0.13)  (0.03) (0.01)   0.00
 Net realized and
   unrealized gain (loss)
   on investments ..           2.91   5.91   (1.09)  2.25    1.58
                             ------ ------  ------ ------   -----
Total from investment
 operations  .......           2.80   5.78   (1.12)  2.24    1.58
                             ------ ------  ------ ------   -----
Less distribution
 from capital gains           (2.35) (0.57)  (0.30) (0.19)  (0.17)
                             ------ ------  ------ ------   -----
Net asset value,
 end of period  ....         $14.74 $14.29  $ 9.08 $10.50   $8.45
                             ====== ======  ====== ======  ======
Total return .......          21.61% 65.37% -10.97% 26.57%  22.61%
Net assets, end of period
  (000 omitted)  ...       $424,612$329,514$198,088$202,557$100,683
Ratio of expenses
 to average net
 assets  ...........           2.10%  2.13%   2.12%  2.14%   2.23%
Ratio of net investment
 income (loss) to average
 net assets  .......          -0.90% -1.12%  -0.27% -0.25%   0.01%
Portfolio turnover
 rate ..............          51.41% 33.46%  37.20% 31.84%  56.30%

   *Per-share and share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*

                      For the fiscal year           For the
                           ended March 31,        period from
                --------------------------        12/29/95**
                       1999    1998   1997        to 3/31/96
                   -----------------------        --------------------
Net asset value,
 beginning of
 period  ........... $14.55  $ 9.16 $10.52         $10.11
                     ------  ------ ------         ------
Income from investment
 operations:
 Net investment
   income (loss) ...   0.00   (0.03)  0.01           0.02
 Net realized and
   unrealized gain (loss)
   on investments ..   3.01    5.99  (1.07)          0.39
                     ------  ------ ------         ------
Total from investment
 operations  .......   3.01    5.96  (1.06)          0.41
                     ------  ------ ------         ------
Less distribution
 from capital gains   (2.35)  (0.57) (0.30)         (0.00)
                     ------  ------ ------         ------
Net asset value,
 end of period  .... $15.21  $14.55 $ 9.16         $10.52
                     ======  ====== ======         ======
Total return .......  22.73%  66.78%-10.37%          4.11%
Net assets, end of
 period (000
 omitted) .......... $7,942    $633   $264             $1
Ratio of expenses
 to average net
 assets  ...........   1.18%   1.30%  1.17%          1.17%***
Ratio of net investment
 income (loss) to average
 net assets  .......   0.08%  -0.30%  0.31%          0.78%***
Portfolio turnover
 rate  .............  51.41%  33.46% 37.20%         31.84%***

   *Per-share and share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
 **Commencement of operations.
***Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
SCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the        For the
                             fiscal       period from
                               year       7/31/97*
                              ended             to
                            3/31/99        3/31/98
                           ------------   --------------
Net asset value,
 beginning of period         $12.01         $10.00
                             ------         ------
Income from investment
 operations:
 Net investment
   loss ............          (0.09)         (0.07)
 Net realized and
   unrealized gain
   on investments ..           5.53           2.08
                             ------         ------
Total from investment
 operations  .......           5.44           2.01
                             ------         ------
Net asset value,
 end of period  ....         $17.45         $12.01
                             ======         ======
Total return .......          45.30%         20.10%
Net assets, end of
 period (000
 omitted)  .........        $44,371         $7,615
Ratio of expenses
 to average net
 assets  ...........           2.57%          3.20%**
Ratio of net investment
 loss to average net
 assets  ...........          -1.26%         -1.66%**
Portfolio
 turnover rate  ....          51.00%         26.64%

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout the Period:

                                           For the
                                          period from
                                           6/9/98*
                                                to
                                           3/31/99
                                          --------------
Net asset value,
 beginning of period                        $12.20
                                            ------
Income from investment
 operations:
 Net investment
   income ..........                          0.01
 Net realized and
   unrealized gain
   on investments ..                          5.44
                                            ------
Total from investment
 operations  .......                          5.45
                                            ------
Net asset value,
 end of period  ....                        $17.65
                                            ======
Total return .......                         44.67%
Net assets, end of
 period (000
 omitted)  .........                           $53
Ratio of expenses
 to average net
 assets  ...........                          0.62%**
Ratio of net investment
 income to average net
 assets  ...........                          0.54%**
Portfolio
 turnover rate  ....                         51.00%**

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
INTERNATIONAL GROWTH FUND*
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                           For the fiscal year ended March 31,
                           ------------------------------------------
                               1999   1998    1997   1996    1995
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........         $15.04 $12.40   $9.94  $9.36   $9.37
                             ------ ------  ------ ------   -----
Income from investment
 operations:
 Net investment
   income (loss) ...          (0.07) (0.10)  (0.03)  0.08    0.36
 Net realized and
   unrealized gain (loss)
   on investments ..           1.55   4.12    2.50   0.63   (0.01)
                             ------ ------  ------ ------   -----
Total from investment
 operations  .......           1.48   4.02    2.47   0.71    0.35
                             ------ ------  ------ ------   -----
Less distributions:
 From net investment
   income ..........          (0.00) (0.00)  (0.01) (0.11)  (0.36)
 From capital gains           (0.94) (1.38)  (0.00) (0.00)  (0.00)
 In excess of net
   investment income          (0.00) (0.00)  (0.00) (0.02)  (0.00)
                             ------ ------  ------ ------   -----
Total distributions           (0.94) (1.38)  (0.01) (0.13)  (0.36)
                             ------ ------  ------ ------   -----
Net asset value,
 end of period  ....         $15.58 $15.04  $12.40  $9.94   $9.36
                             ====== ======  ====== ======   =====
Total return .......          10.36% 35.24%  24.85%  7.64%   3.84%
Net assets, end of
 period (000
 omitted)  .........        $99,764$87,041 $50,472$20,874 $11,188
Ratio of expenses
 to average net
 assets  ...........           2.35%  2.35%   2.46%  2.50%   2.29%
Ratio of net investment
 income (loss) to average
 net assets  .......          -0.53% -0.82%  -0.52%  0.63%   3.87%
Portfolio turnover
 rate  .............         116.25%105.11%  94.76% 88.55%  13.33%
 *International Growth Fund (formerly Global Income Fund) changed its name and investment objective effective April 20, 1995.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
INTERNATIONAL GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal    For the
                            year ended March 31,  period from
                            -------------------------12/29/95*
                               1999   1998    1997to 3/31/96
                           -----------------------------------
Net asset value,
 beginning of
 period  ...........         $15.35 $12.52   $9.95  $9.70
                             ------ ------  ------ ------
Income from investment
 operations:
 Net investment income         0.05   0.01    0.02   0.02
 Net realized and
   unrealized gain
   on investments ..           1.62   4.20    2.56   0.23
                             ------ ------  ------ ------
Total from investment
 operations  .......           1.67   4.21    2.58   0.25
                             ------ ------  ------ ------
Less distributions:
 From net investment
   income ..........          (0.00) (0.00)  (0.01) (0.00)
 From capital gains           (0.94) (1.38)  (0.00) (0.00)
                             ------ ------  ------ ------
Total distributions           (0.94) (1.38)  (0.01) (0.00)
                             ------ ------  ------ ------
Net asset value,
 end of period  ....         $16.08 $15.35  $12.52  $9.95
                             ====== ======  ====== ======
Total return .......          11.41% 36.45%  25.93%  2.58%
Net assets, end of
 period (000
 omitted) ..........           $629   $419    $227     $7
Ratio of expenses
 to average net
 assets  ...........           1.44%  1.51%   1.59%  1.84%**
Ratio of net investment
 income to average
 net assets  .......           0.36%  0.07%   0.05%  1.07%**
Portfolio turnover
 rate  .............         116.25%105.11%  94.76% 88.55%**

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
ASSET STRATEGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                                  For the
                                                   period
                            For the fiscal year      from
                            year ended March 31, 4/20/95*
                           -------------------------   to
                               1999   1998    19973/31/96
                           ----------------------------------
Net asset value,
 beginning of period         $11.42  $9.73  $10.15 $10.00
                             ------ ------  ------ ------
Income from investment
 operations:
 Net investment
   income ..........           0.15   0.21    0.23   0.16
 Net realized and
   unrealized gain (loss)
   on investments ..           0.05   2.16   (0.30)  0.14
                             ------ ------  ------ ------
Total from investment
 operations  .......           0.20   2.37   (0.07)  0.30
                             ------ ------  ------ ------
Less distributions:
 From net investment
   income ..........          (0.16) (0.22)  (0.21) (0.15)
 From capital gains           (0.26) (0.46)  (0.14) (0.00)
                             ------ ------  ------ ------
Total distributions           (0.42) (0.68)  (0.35) (0.15)
                             ------ ------  ------ ------
Net asset value,
 end of period  ....         $11.20 $11.42   $9.73 $10.15
                             ====== ======  ====== ======
Total return .......           1.79% 24.94%  -0.86%  3.00%
Net assets, end of
 period (000
 omitted)  .........        $30,473$19,415 $13,398$13,221
Ratio of expenses
 to average net
 assets  ...........           2.32%  2.44%   2.52%  2.54%**
Ratio of net investment
 income to average net
 assets  ...........           1.38%  2.02%   2.21%  2.14%**
Portfolio
 turnover rate  ....         168.17%220.67% 109.92% 75.02%

  *Commencement of operations.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
ASSET STRATEGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                                For the fiscal      period
                              year ended March 31,  from
                           ------------------------12/29/95*
                               1999   1998    1997to 3/31/96
                            -----------------------------------
Net asset value,
 beginning of
 period  ...........         $11.43  $9.73  $10.16 $10.23
                              -----  -----  ------ ------
Income from investment
 operations:
 Net investment
   income...........           0.26   0.31    0.27   0.07
 Net realized and
   unrealized gain (loss)
   on investments ..           0.05   2.16   (0.26) (0.08)
                              -----  -----  ------ ------
Total from investment
 operations  .......           0.31   2.47    0.01  (0.01)
                              -----  -----  ------ ------
Less distributions:
 From net investment
   income ..........          (0.27) (0.31)  (0.30) (0.06)
 From capital gains           (0.26) (0.46)  (0.14) (0.00)
                              -----  -----  ------ ------
Total distributions           (0.53) (0.77)  (0.44) (0.06)
                              -----  -----  ------ ------
Net asset value,
 end of period  ....         $11.21 $11.43   $9.73 $10.16
                             ====== ======  ====== ======
Total return .......           2.75% 26.06%   0.05% -0.25%
Net assets, end of
 period (000
 omitted) ..........           $307   $225    $116     $1
Ratio of expenses
 to average net
 assets  ...........           1.45%  1.58%   1.61%  1.95%**
Ratio of net investment
 income to average
 net assets  .......           2.25%  2.90%   2.97%  2.34%**
Portfolio turnover
 rate  .............         168.17%220.67% 109.92% 75.02%***

  *Commencement of operations.
 **Annualized.
***Portfolio turnover is for the period from April 20, 1995 to March 31, 1996.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
LIMITED-TERM BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                           For the fiscal year ended March 31,
                           -----------------------------------------
                               1999   1998    1997   1996    1995
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........         $10.14  $9.90  $10.00 $ 9.70   $9.84
                             ------ ------  ------ ------   -----
Income from investment
 operations:
 Net investment
   income ..........           0.44   0.45    0.44   0.41    0.39
 Net realized and
   unrealized gain
   (loss) on
   investments .....           0.02   0.24   (0.09)  0.30   (0.13)
                             ------ ------  ------ ------   -----
Total from investment
 operations  .......           0.46   0.69    0.35   0.71    0.26
                             ------ ------  ------ ------   -----
Less distributions:
 From net investment
   income ..........          (0.44) (0.45)  (0.44) (0.41)  (0.39)
 From capital gains           (0.00) (0.00)  (0.01) (0.00)  (0.01)
                             ------ ------  ------ ------   -----
Total distributions           (0.44) (0.45)  (0.45) (0.41)  (0.40)
                             ------ ------  ------ ------   -----
Net asset value,
 end of period  ....         $10.16 $10.14   $9.90 $10.00   $9.70
                             ====== ======  ====== ======   =====
Total return .......           4.65%  7.15%   3.52%  7.41%   2.73%
Net assets, end of
 period (000
 omitted)  .........        $21,311$18,148 $17,770$23,682 $12,419
Ratio of expenses
 to average net
 assets  ...........           2.11%  2.12%   2.07%  2.10%   2.17%
Ratio of net investment
 income to average
 net assets ........           4.34%  4.52%   4.40%  4.14%   4.05%
Portfolio turnover
 rate  .............          32.11% 27.37%  23.05% 22.08%  29.20%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
LIMITED-TERM BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                                For the fiscal     period
                              year ended March 31,  from
                           -------------------------12/29/95*
                               1999   1998    1997to 3/31/96
                            -----------------------------
Net asset value,
 beginning of
 period  ...........         $10.14  $9.90  $10.00 $10.16
                             ------ ------  ------ ------
Income from investment
 operations:
 Net investment
   income ..........           0.53   0.53    0.52   0.11
 Net realized and
   unrealized gain (loss)
   on investments ..           0.02   0.24   (0.09) (0.16)
                             ------ ------  ------ ------
Total from investment
 operations  .......           0.55   0.77    0.43  (0.05)
                             ------ ------  ------ ------
Less distributions:
 From net investment
   income ..........          (0.53) (0.53)  (0.52) (0.11)
 From capital gains           (0.00) (0.00)  (0.01) (0.00)
                             ------ ------  ------ ------
Total distributions           (0.53) (0.53)  (0.53) (0.11)
                             ------ ------  ------ ------
Net asset value,
 end of period  ....         $10.16 $10.14   $9.90 $10.00
                             ====== ======  ====== ======
Total return .......           5.60%  7.91%   4.33% -0.49%
Net assets, end of
 period (000
 omitted)  .........           $263   $184    $105     $1
Ratio of expenses
 to average net
 assets  ...........           1.20%  1.32%   1.04%  1.18%**
Ratio of net investment
 income to average
 net assets  .......           5.25%  5.32%   5.62%  4.70%**
Portfolio turnover
 rate  .............          32.11% 27.37%  23.05% 22.08%**

 *Commencement of operations.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                            For the        For the
                             fiscal       period from
                               year       7/31/97*
                              ended             to
                            3/31/99        3/31/98
                           ---------      ---------
Net asset value,
 beginning of period         $10.79         $10.00
                             ------         ------
Income from investment
 operations:
 Net investment
   income ..........           0.63           0.37
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.82)          0.79
                             ------         ------
Total from investment
 operations  .......          (0.19)          1.16
                             ------         ------
Less distributions:
 From net investment
   income ..........          (0.63)         (0.37)
 From capital gains           (0.03)         (0.00)
                             ------         ------
Total distributions           (0.66)         (0.37)
                             ------         ------
Net asset value,
 end of period  ....          $9.94         $10.79
                             ======         ======
Total return .......          -1.72%         11.77%
Net assets, end of
 period (000
 omitted)  .........        $25,427        $11,812
Ratio of expenses
 to average net
 assets  ...........           2.20%          2.52%**
Ratio of net investment
 income to average net
 assets  ...........           6.29%          5.98%**
Portfolio
 turnover rate  ....          50.98%         67.82%

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
HIGH INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout The Period:
                            For the
                             period
                               from
                           12/30/98*
                                 to
                            3/31/99
                           ---------
Net asset value,
 beginning of period          $9.97
                              -----
Income from investment
 operations:
 Net investment
   income ..........           0.20
 Net realized and
   unrealized gain
   on investments...           0.00
                              -----
Total from investment
 operations ........           0.20
                              -----
Less distributions:
 From net investment
   income ..........          (0.20)
 From capital gains           (0.03)
                              -----
Total distributions           (0.23)
                              -----
Net asset value,
 end of period .....          $9.94
                              =====
Total return .......           2.45%
Net assets, end of
 period (000
 omitted)  .........             $6
Ratio of expenses
 to average net
 assets ............           0.26%**
Ratio of net investment
 income to average net
 assets ............           8.55%**
Portfolio
 turnover rate .....          50.98%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
MUNICIPAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                           For the fiscal year ended March 31,
                           ------------------------------------------
                               1999   1998    1997   1996    1995
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........         $11.45 $10.74  $10.63 $10.30  $10.12
                             ------ ------  ------ ------  ------
Income from investment
 operations:
 Net investment
   income ..........           0.42   0.44    0.45   0.43    0.44
 Net realized and
   unrealized gain
   on investments ..           0.10   0.71    0.11   0.33    0.18
                             ------ ------  ------ ------  ------
Total from investment
 operations  .......           0.52   1.15    0.56   0.76    0.62
                             ------ ------  ------ ------  ------
Less distributions:
 From net investment
   income ..........          (0.42) (0.44)  (0.45) (0.43)  (0.44)
 From capital gains           (0.31) (0.00)  (0.00) (0.00)  (0.00)
                             ------ ------  ------ ------  ------
Total distributions           (0.73) (0.44)  (0.45) (0.43)  (0.44)
                             ------ ------  ------ ------  ------
Net asset value,
 end of period  ....         $11.24 $11.45  $10.74 $10.63  $10.30
                             ====== ======  ====== ======  ======
Total return .......           4.64% 10.89%   5.32%  7.48%   6.37%
Net assets, end of
 period (000
 omitted)  .........        $42,906$40,023 $36,618$33,869 $27,434
Ratio of expenses
 to average net
 assets  ...........           1.88%  1.89%   1.92%  1.93%   1.94%
Ratio of net investment
 income to average
 net assets  .......           3.68%  3.94%   4.18%  4.05%   4.41%
Portfolio turnover
 rate  .............          41.53% 27.86%  34.72% 42.02%  56.92%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
MUNICIPAL BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                For
                                the     For   For the
                             period     the    fiscal      For the
                               from  period      year    period from
                           12/30/98***ended     ended    12/29/95*
                           to 3/31/996/23/97**3/31/97    to 3/31/96
                           --------------------------    ------------
Net asset value,
 beginning of
 period  ...........         $11.58 $10.74     $10.63      $10.94
                            ------ ------      ------      ------
Income from investment
 operations:
 Net investment
   income...........           0.13   0.10       0.52        0.12
 Net realized and
   unrealized gain
   (loss) on
   investments .....          (0.03)  0.29       0.11       (0.31)
                            ------ ------      ------      ------
Total from investment
 operations  .......           0.10   0.39       0.63       (0.19)
                            ------ ------      ------      ------
Less distributions:
 From net investment
   income ..........          (0.13) (0.10)    (0.52)       (0.12)
 From capital gains           (0.31) (0.00)    (0.00)       (0.00)
                            ------ ------      ------      ------
   Total distributions        (0.44) (0.10)    (0.52)       (0.12)
                            ------ ------      ------      ------
Net asset value,
 end of period  ....         $11.24 $11.03     $10.74      $10.63
                            ====== ======      ======      ======
Total return .......           0.80%  3.22%     5.96%       -1.80%
Net assets, end of
 period (000
 omitted) ..........             $2      $0        $1          $1
Ratio of expenses
 to average net
 assets  ...........           1.00%****4.95%****    1.28%       1.18%****
Ratio of net investment
 income to average
 net assets  .......           4.40%****4.12%****    4.83%       4.33%****
Portfolio turnover
 rate  .............          41.53%****27.86%****34.72%         42.02%****

   *Initial commencement of operations.
  **All outstanding shares were redeemed on June 23, 1997 at the ending net
   asset value    shown in the table.
 ***Recommencement of operations.
****Annualized.

                       See notes to financial statements.

WADDELL & REED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999

Note 1 - Significant Accounting Policies

     Waddell & Reed Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues eight series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and
     asked prices quoted by major dealers in such stocks.   Restricted
     securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 5 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. At March 31, 1999 the following amounts were reclassified:

                  Increase(Decrease)   Increase(Decrease)       Increase
                      Accumulated         Accumulated         (Decrease)
                     Undistributed       Undistributed        Additional
                    Net Investment        Net Realized           Paid-In
Fund                    Income           Capital Gains           Capital
----             -------------------  -------------------  -------------
Total Return Fund     $   (4,828)            $    4,828         $    ---
Growth Fund            3,140,720             (3,140,720)             ---
Science and Technology
     Fund                233,968               (76,119)         (157,849)
International Growth
     Fund                536,337               (536,337)             ---

     Net investment income, net realized gains and net assets were not affected by these changes.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Organization

     The Corporation was incorporated in Maryland on January 29, 1992 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until September 21, 1992 (the date of the initial public offering). The original Corporation consisted of five mutual funds - Total Return Fund, Growth Fund, Limited-Term Bond Fund, Municipal Bond Fund and International Growth Fund.

     On April 24, 1992, Waddell & Reed, Inc. ("W&R"), the Corporation's principal distributor and underwriter, purchased for investment 2,000 shares of each series of the original Corporation at their net asset value of $10.00 per share.

     Asset Strategy Fund was established in Maryland on January 31, 1995 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until April 20, 1995 (the date of the initial public offering).

     Science and Technology Fund and High Income Fund were established in Maryland and were inactive (except for matters relating to their organization and registration as investment companies under the Investment Company Act of 1940 and registration of shares under the Securities Act of 1933) until July 31, 1997 (the date of the initial public offering).

     Science and Technology Fund and High Income Fund's registration expenses were advanced to the Corporation by W&R and are an obligation to be paid by it. These expenses were amortized evenly over the 12 months following the incurrence of the registration expenses.

NOTE 3 -- Investment Management And Payments To Affiliated Persons

     Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager. WRIMCO provides advice and supervises investments for which services it is paid a fee computed on each Fund's net assets as of the close of business each day at the following annual rates: Total Return Fund - 0.71% of net assets, Growth Fund - 0.81% of net assets, Science and Technology Fund - 0.71% of net assets, International Growth Fund - 0.81% of net assets, Asset Strategy Fund - 0.81% of net assets, Limited-Term Bond Fund - 0.56% of net assets, High Income Fund - 0.66% of net assets and Municipal Bond Fund - 0.56% of net assets. The fee is accrued and paid daily.

     The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level               Annual Fee
          (all dollars in millions)       Rate for Each Fund
          ------------------------       -------------------
          From $    0  to $   10                $      0
          From $   10  to $   25                $ 10,000
          From $   25  to $   50                $ 20,000
          From $   50  to $  100                $ 30,000
          From $  100  to $  200                $ 40,000
          From $  200  to $  350                $ 50,000
          From $  350  to $  550                $ 60,000
          From $  550  to $  750                $ 70,000
          From $  750  to $1,000                $ 85,000
               $1,000 and Over                  $100,000


     For Class B shares, each Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. For Class Y shares, each Fund pays WARSCO a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of that Class for the preceding month. Each Fund also reimburses W&R, WRIMCO and WARSCO for certain out-of-pocket costs.

     The Corporation has adopted a 12b-1 plan for both Class B and Class Y shares. Under the Distribution and Service Plan for the Class B shares, W&R, principal underwriter and sole distributor of the Corporation's shares, is compensated in an amount calculated and payable daily up to 1% annually of each of the Fund's Class B average daily net assets. This fee consists of two elements: (i) up to 0.75% of the particular Fund's Class B net asset value for distribution services and distribution expenses including commissions paid by the Distributor to its sales representatives and managers and (ii) up to 0.25% of the particular Fund's Class B net asset value may be paid to reimburse the Distributor for continuing payments made to the Distributor's representatives and managers, its administrative costs in overseeing these payments, and the expenses of WARSCO in providing certain personal services to shareholders. During the period ended March 31, 1999, the Distributor received $7,789,744 in distribution fees and $2,618,469 in service fees. During this same period W&R paid sales commissions of $6,032,441.

     Under a Distribution and Service Plan for Class Y shares adopted by the Corporation pursuant to Rule 12b-1, with respect to each Fund, the Corporation pays W&R daily a distribution and/or service fee not to exceed, on an annual basis, 0.25% of the particular Fund's Class Y net asset value. During the period ended March 31, 1999, the Distributor received $9,354 in 12b-1 payments on Class Y shares.

     For Class B shares, a contingent deferred sales charge may be assessed against a shareholder's redemption amount and paid to the Distributor, W&R. The purpose of the deferred sales charge is to compensate the Distributor for the costs incurred by the Distributor in connection with the sale of a Fund's shares. The amount of the deferred sales charge will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the calendar year of investment and the first full calendar year after the calendar year of investment, 3%; the second full calendar year, 2%; the third full calendar year, 1%; and thereafter, 0%. All investments made during a calendar year shall be deemed as a single investment during the calendar year for purposes of calculating the deferred sales charge. The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended March 31, 1999, the Distributor received $1,412,335 in deferred sales charges.

     The Corporation paid Directors' fees of $36,176, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Investment Securities Transactions

     Investment securities transactions for the period ended March 31, 1999 are summarized as follows:
                                   Total                   Science and
                                  Return         Growth     Technology
                                    Fund           Fund           Fund
                             -----------     ----------    -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ...............$  162,814,920$  145,066,301   $24,358,087
Purchases of U.S. Government
 securities  ...............  84,892,960            ---            ---
Purchases of short-term
 securities  ...............1,617,847,941 1,247,469,584     86,534,261
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  .... 208,866,504    162,394,916      7,505,853
Proceeds from maturities
 and sales of U.S.
 Government securities  ....          ---            ---            ---
Proceeds from maturities
 and sales of short-term
 securities  ...............1,668,722,392 1,208,472,542     78,398,000

                           International          Asset       Limited-
                                  Growth       Strategy      Term Bond
                                    Fund           Fund           Fund
                             -----------     ----------    -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ...............$ 98,952,738    $32,355,157    $ 4,985,070
Purchases of U.S. Government
 securities  ...............   3,285,586     17,268,848      4,155,629
Purchases of short-term
 securities  ............... 113,703,512     52,118,214     16,980,445
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  ....  96,977,355     29,220,024      2,572,046
Proceeds from maturities
 and sales of U.S.
 Government securities  ....   3,324,922      7,290,423      3,265,468
Proceeds from maturities
 and sales of short-term
 securities  ............... 113,628,717     54,979,026     17,163,084
                                    High      Municipal
                                  Income           Bond
                                    Fund           Fund
                             -----------     ----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ............... $21,363,330    $16,849,389
Purchases of U.S. Government
 securities  ...............     529,062            ---
Purchases of short-term
 securities  ...............  40,337,261     22,152,817
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  ....   7,943,464     16,510,485
Proceeds from maturities
 and sales of U.S.
 Government securities  ....     540,000            ---
Proceeds from maturities
 and sales of short-term
 securities  ...............  39,688,832     21,405,405

     For Federal income tax purposes, cost of investments owned at March 31, 1999 and the related unrealized appreciation (depreciation) were as follows:

                                                             Aggregate
                                                          Appreciation
                            Cost AppreciationDepreciation(Depreciation)
                     ----------- -------------------------------------
Total Return Fund   $356,592,155 $166,435,842 $14,967,245 $151,468,597
Growth Fund          313,708,533  137,150,175  19,820,460  117,329,715
Science and Technology
 Fund                 31,502,687   13,071,931   1,031,863   12,040,068
International Growth
 Fund                 79,632,066   26,412,071   5,059,535   21,352,536
Asset Strategy Fund   28,766,415    2,071,963     358,364    1,713,599
Limited-Term Bond Fund21,019,048      239,527      54,921      184,606
High Income Fund      25,013,270      921,954     939,891     (17,937)
Municipal Bond Fund   40,496,400    2,001,378      65,353    1,936,025

NOTE 5 -- Federal Income Tax Matters

     For Federal income tax purposes, Total Return Fund, Growth Fund, International Growth Fund and Municipal Bond Fund realized capital gain net income of $58,723,106, $65,489,279, $9,582,657 and $807,798, respectively, during the year ended March 31, 1999. For Federal income tax purposes, Asset Strategy Fund realized capital gain net income of $52,457, which included the effect of certain losses deferred into the next fiscal year (see discussion below). For Federal income tax purposes, Science and Technology Fund realized capital gain net income of $33,918 during the year ended March 31, 1999, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). This capital gain net income was offset by utilization of $24 capital loss carryover from year ended March 31, 1998. For Federal income tax purposes, Limited-Term Bond Fund realized no net capital gains or losses for the year ended March 31, 1999, because of the utilization of capital loss carryovers and the effect of certain losses deferred into the next fiscal year as well as the effect of losses recognized from prior year (see discussion below). Remaining capital loss carryover aggregated $149,836 at March 31, 1999, are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $85,336 at March 31, 2005; and $64,500 at March 31, 2006. For Federal income tax purposes, High Income Fund realized capital losses of $501,692 during the year ended March 31, 1999, which included the effect of certain losses deferred into the next fiscal year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes through March 31, 2007. A portion of the capital gain net income of Total Return Fund, Growth Fund, International Growth Fund, Municipal Bond Fund, Asset Strategy Fund, and High Income Fund was paid to shareholders during the year ended March 31, 1999. Remaining capital gain net income for Total Return Fund, Growth Fund, International Growth Fund, Municipal Bond Fund, and Science and Technology Fund, will be distributed to shareholders.

     Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (_post-October losses_). From November 1, 1998 through March 31, 1999, Asset Strategy Fund, Science and Technology Fund, Limited-Term Bond Fund, and High Income Fund incurred net capital losses of $477,952, $108,105, $3,090, and $259,064, respectively, which have been deferred to the fiscal year ending March 31, 2000. In addition, during the year ended March 31, 1999, Science and Technology Fund and Limited-Term Bond Fund recognized post-October losses of $145,588 and $1,717, respectively, that had been deferred from year ended March 31, 1998.

NOTE 6 -- Multiclass Operations

     Each Fund within the Corporation is authorized to offer two classes of shares, Class B and Class Y, each of which has equal rights as to assets and voting privileges with respect to each Fund. Class Y shares are not subject to a contingent deferred sales charge on redemptions and have separate fee structures for transfer agency and dividend disbursement services and Rule 12b-1 Service Plan fees. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Corporation.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock for the periods ended March 31, 1999 are summarized below. Dollar amounts are in thousands.
                              Total                 Science and
                             Return        Growth    Technology
                              Fund*         Fund*          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............   10,022,490     6,727,339     2,150,217
 Class Y  ............       32,620       471,624         2,993
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B .............    5,395,830     4,145,013           ---
 Class Y  ............       13,872         9,589           ---
Shares redeemed:
 Class B  ............   (9,956,039)   (5,132,051)     (240,714)
 Class Y  ............       (4,907)       (2,501)          ---
                          ---------     ---------     ---------
Increase in outstanding
 capital shares:
 Class B  ............    5,462,281     5,740,301     1,909,503
 Class Y  ............       41,585       478,712         2,993
                          ---------     ---------     ---------
   Total for Fund ....    5,503,866     6,219,013     1,912,496
                          =========     =========     =========
Value issued from sale
 of shares:
 Class B  ............     $119,057       $95,835       $29,323
 Class Y  ............          401         6,879            47
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............       59,624        54,503           ---
 Class Y  ............          156           130           ---
Value redeemed:
 Class B  ............     (118,675)      (73,381)       (3,276)
 Class Y  ............          (61)          (38)          ---
                           --------       -------       -------
Increase in outstanding
 capital:
 Class B  ............       60,006        76,957        26,047
 Class Y  ............          496         6,971            47
                           --------       -------       -------
    Total for Fund  ..     $ 60,502       $83,928       $26,094
                           ========       =======       =======

     * Share transactions prior to June 27, 1998 have been adjusted to effect the 100% stock dividend of June 26, 1998.
                      International         Asset      Limited-
                             Growth      Strategy     Term Bond
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    2,459,922     1,487,385     1,154,374
 Class Y  ............       11,890         8,363         8,190
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............      366,149        88,597        79,341
 Class Y  ............        2,124         1,139         1,036
Shares redeemed:
 Class B  ............   (2,210,705)     (554,869)     (925,409)
 Class Y  ............       (2,188)       (1,755)       (1,468)
                          ---------     ---------       -------
Increase in outstanding
 capital shares:
 Class B  ............      615,366     1,021,113       308,306
 Class Y  ............       11,826         7,747         7,758
                          ---------     ---------       -------
   Total for Fund ....      627,192     1,028,860       316,064
                          =========     =========       =======
Value issued from sale
 of shares:
 Class B  ............      $38,406       $16,872       $11,778
 Class Y  ............          192            95            83
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............        5,261           981           808
 Class Y  ............           31            13            11
Value redeemed:
 Class B  ............      (35,100)       (6,279)       (9,427)
 Class Y  ............          (34)          (20)          (15)
                            -------       -------       -------
Increase in outstanding
 capital:
 Class B  ............        8,567        11,574         3,159
 Class Y  ............          189            88            79
                            -------       -------       -------
    Total for Fund  ..      $ 8,756       $11,662       $ 3,238
                            =======       =======       =======
                               High     Municipal
                             Income          Bond
                               Fund          Fund
                        -----------   -----------
Shares issued from sale
  of shares:
 Class B  ............    1,990,704     1,111,959
 Class Y  ............          630           172
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............      121,122       212,992
 Class Y  ............           10             7
Shares redeemed:
 Class B  ............     (649,483)   (1,003,930)
 Class Y  ............          ---           ---
                          ---------     ---------
Increase in outstanding
 capital shares:
 Class B  ............    1,462,343       321,021
 Class Y  ............          640           179
                          ---------     ---------
   Total for Fund ....    1,462,983       321,200
                          =========     =========
Value issued from sale
 of shares:
 Class B  ............      $20,234       $12,733
 Class Y  ............            6             2
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............        1,217         2,420
 Class Y  ............          ---           ---
Value redeemed:
 Class B  ............       (6,494)      (11,489)
 Class Y  ............          ---           ---
                            -------       -------
Increase in outstanding
 capital:
 Class B  ............       14,957         3,664
 Class Y  ............            6             2
                            -------       -------
    Total for Fund  ..      $14,963       $ 3,666
                            =======       =======


     Transactions in capital stock for the periods ended March 31, 1998 are summarized below. Dollar amounts are in thousands.
                              Total                 Science and
                             Return        Growth    Technology
                              Fund*         Fund*          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    8,798,324     4,436,662       688,314
 Class Y  ............       20,534        14,002           ---
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............    1,341,224     1,109,352           ---
 Class Y  ............        2,410         1,880           ---
Shares redeemed:
 Class B  ............   (6,423,782)   (4,297,390)      (54,306)
 Class Y  ............       (2,200)       (1,180)          ---
                          ---------     ---------       -------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............    3,715,766     1,248,624       634,008
 Class Y  ............       20,744        14,702           ---
                          ---------     ---------       -------
   Total for Fund ....    3,736,510     1,263,326       634,008
                          =========     =========       =======
Value issued from sale
 of shares:
 Class B  ............      $95,637       $50,812        $7,140
 Class Y  ............          226           159           ---
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............       14,277        12,519           ---
 Class Y  ............           26            21           ---
Value redeemed:
 Class B  ............      (69,514)      (47,378)         (577)
 Class Y  ............          (25)          (14)          ---
                            -------       -------        ------
Increase (decrease) in outstanding
 capital:
 Class B  ............       40,400        15,953         6,563
 Class Y  ............          227           166           ---
                            -------       -------        ------
    Total for Fund  ..      $40,627       $16,119        $6,563
                            =======       =======        ======

     * Share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
                      International         Asset      Limited-
                             Growth      Strategy     Term Bond
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
  of shares:
 Class B  ............    2,054,848       605,147       569,831
 Class Y  ............        7,435         7,066         7,245
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............      597,161        93,471        78,843
 Class Y  ............        2,503         1,199           757
Shares redeemed:
 Class B  ............     (934,627)     (375,975)     (653,746)
 Class Y  ............         (758)         (524)         (491)
                          ---------       -------       -------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............    1,717,382       322,643        (5,072)
 Class Y  ............        9,180         7,741         7,511
                          ---------       -------       -------
   Total for Fund ....    1,726,562       330,384         2,439
                          =========       =======       =======
Value issued from sale
 of shares:
 Class B  ............      $27,026        $6,622        $5,744
 Class Y  ............           99            75            73
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............        7,166           996           795
 Class Y  ............           30            13             8
Value redeemed:
 Class B  ............      (12,313)       (4,034)       (6,591)
 Class Y  ............          (10)           (6)           (5)
                            -------        ------       -------
Increase (decrease) in outstanding
 capital:
 Class B  ............       21,879         3,584           (52)
 Class Y  ............          119            82            76
                            -------        ------        ------
    Total for Fund  ..      $21,998        $3,666        $   24
                            =======        ======        ======
                               High     Municipal
                             Income          Bond
                               Fund          Fund
                        -----------  ------------
Shares issued from sale
  of shares:
 Class B  ............    1,155,007       740,539
 Class Y  ............          ---           ---
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............       20,516       122,880
 Class Y  ............          ---           ---
Shares redeemed:
 Class B  ............      (80,656)     (779,193)
 Class Y  ............          ---           (97)
                          ---------     ---------
Increase (decrease) in outstanding
 capital shares:
 Class B  ............    1,094,867        84,226
 Class Y  ............          ---           (97)
                          ---------     ---------
   Total for Fund ....    1,094,867        84,129
                          =========     =========
Value issued from sale
 of shares:
 Class B  ............      $11,880        $8,274
 Class Y  ............          ---           ---
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class B  ............          215         1,377
 Class Y  ............          ---           ---
Value redeemed:
 Class B  ............         (846)       (8,716)
 Class Y  ............          ---            (1)
                            -------        ------
Increase (decrease) in outstanding
 capital:
 Class B  ............       11,249          935
 Class Y  ............          ---            (1)
                            -------        ------
    Total for Fund  ..      $11,249       $  934
                            =======        ======

Note 7 -- Stock Dividend

     The Corporation's Board of Directors approved on February 11, 1998 a stock dividend of 100% on both Waddell and Reed Total Return Fund and Waddell and Reed Growth Fund effected on June 26, 1998. All share and per share amounts have been adjusted retroactively to reflect the stock dividend.

Note 8 -- Securities Loaned

     On March 31, 1999, securities with a market value of $44,980,410 (which are included in the accompanying schedule of investments) had been loaned under agreements whereby the Total Return Fund received securities with a market value of $46,016,963 as collateral. The aggregate amount of such loans must be continuously secured by 100% of the market value of the securities loaned. The Fund derives income from its securities lending activities. These agreements may be terminated by the borrower or the Fund upon proper notice. In the event the borrower fails to deliver the securities within five business days, the Fund has the right to use the collateral to purchase similar or other securities. During the period ended March 31, 1999, the Fund derived approximately $39,704 of income, net of related expenses, from its securities lending activities.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Total Return Fund, Growth
Fund, Science and Technology Fund, International Growth Fund, Asset Strategy Fund, Limited-Term Bond Fund, High Income Fund and Municipal Bond Fund (collectively the _Funds_) comprising Waddell & Reed Funds, Inc. as of March 31, 1999, and the related statements of operations for the fiscal year then ended, the statements of changes in net assets for each of the fiscal periods in the two-year period then ended, and the financial highlights for each of the fiscal periods in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising Waddell & Reed Funds, Inc. as of March 31, 1999, the results of their operations for the fiscal year then ended, the changes in their net assets for each of the fiscal periods in the two-year period then ended, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
May 7, 1998

INCOME TAX INFORMATION

The amounts of the dividends and long-term capital gains below, multiplied by the number of shares in Total Return Fund, Growth Fund or Asset Strategy Fund, respectively, owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which they were received or reinvested.

                        PER-SHARE AMOUNTS REPORTABLE AS:
                -----------------------------------------------------------
                           For Individuals                 For Corporations
                      --------------------------------------------------------
           Record           OrdinaryLong-Term                Non- Long-Term
             Date   Total     IncomeCapital GainQualifyingQualifyingCapitalGain
        ------------------- -------- ---------------------------------------
                               Total Return Fund
                                    Class B
         12-16-98 $1.5680    $0.0100  $1.5580   $0.0100      $---   $1.5580
                  -------    -------  -------   -------   -------   -------
            Total $1.5680    $0.0100  $1.5580   $0.0100      $---   $1.5580
                  =======    =======  =======   =======   =======   =======
                                    Class Y
         12-16-98 $1.6420    $0.0840  $1.5580   $0.0840      $---   $1.5580
          ------- -------    -------  -------   -------   -------
                  -------    -------  -------   -------   -------   -------
            Total $1.6420    $0.0840  $1.5580   $0.0840      $---   $1.5580
                  =======    =======  =======   =======   =======   =======
                                  Growth Fund
                              Class B and Class Y
         12-16-98 $2.3480    $0.2100  $2.1380      $---   $0.2100   $2.1380
                  -------    -------  -------   -------   -------   -------
            Total $2.3480    $0.2100  $2.1380      $---   $0.2100   $2.1380
                  =======    =======  =======   =======   =======   =======
                           International Growth Fund
                              Class B and Class Y
         12-16-98 $0.9386    $0.8200  $0.1186      $---   $0.8200   $0.1186
                  -------    -------  -------   -------   -------   -------
            Total $0.9386    $0.8200  $0.1186      $---   $0.8200   $0.1186
                  =======    =======  =======   =======   =======   =======
                              Asset Strategy Fund
                                    Class B
          6-12-98 $0.0300    $0.0300  $   ---   $0.0066   $0.0234   $   ---
          9-11-98   .0500      .0500      ---     .0113     .0387       ---
         12-16-98   .3170      .2960    .0210     .0135     .2825     .0210
          3-10-99   .0200      .0200      ---     .0067     .0133       ---
                  -------    -------  -------   -------   -------   -------
            Total $0.4170    $0.3960  $0.0210   $0.0381   $0.3579   $0.0210
                  =======    =======  =======   =======   =======   =======
                              Asset Strategy Fund
                                    Class Y
          6-12-98 $0.0540    $0.0540  $   ---   $0.0119   $0.0421   $   ---
          9-11-98   .0740      .0740      ---     .0167     .0573       ---
         12-16-98   .3440      .3230    .0210     .0196     .3034     .0210
          3-10-99   .0510      .0510      ---     .0172     .0338       ---
                  -------    -------  -------   -------   -------   -------
            Total $0.5230    $0.5020  $0.0210   $0.0654   $0.4366   $0.0210
                  =======    =======  =======   =======   =======   =======

Dividends are declared and recorded by each Fund on each day the New York Stock Exchange is open for business. Dividends are paid monthly on the 27th of the month or on the preceding business day if the 27th is a weekend or holiday.

Exempt Interest Dividends - The exempt interest portion of dividends paid represents the distribution of state and municipal bond interest and is exempt from Federal income taxation.

The table below shows the taxability of dividends and long-term capital gains paid during the fiscal year ended March 31, 1998:


                        PER-SHARE AMOUNTS REPORTABLE AS:
                -----------------------------------------------------------
                           For Individuals                 For Corporations
                      --------------------------------------------------------
  Record                    OrdinaryLong-Term                Non- Long-Term
    Date            Total     IncomeCapital GainQualifyingQualifyingCapital
Gain
-------------------------   -------- ---------------------------------------

                             Limited-Term Bond Fund
                              Class B and Class Y
April 1998 through
  March 19996     100.00%    100.00%     ---%      ---%   100.00%      ---%


                                High Income Fund
                              Class B and Class Y
April 1998 through
  March 1999      100.00%    100.00%     ---%      ---%   100.00%      ---%


                                                        Long-Term
 Record                   Exempt     Non-      Non-       Capital
 Date          Total    Interest    Exempt   Taxable       Gain
--------    ---------   --------   -------   -------     --------
                              Municipal Bond Fund
                              Class B and Class Y
April through
  December
  1998       100.00%    97.3585%     2.6415%---%             ---%
December 1998100.00%       ---%       .1308%---%          99.8692%
January through
  March
  1998       100.00%    98.0924%     1.9076%---%             ---%

CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal Revenue Code.

The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Income from Municipal Bond Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax advisor concerning the tax treatment of dividends and distributions from all Funds.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
Michael L. Avery, Vice President
Abel Garcia, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Helge K. Lee, Vice President and Secretary
Thomas A. Mengel, Vice President
Louise D. Rieke, Vice President
Grant P. Sarris, Vice President
Mark G. Seferovich, Vice President
W. Patrick Sterner, Vice President
Russell E. Thompson, Vice President
Daniel J. Vrabac, Vice President
James D. Wineland, Vice President

This report is submitted for the general information of the shareholders of Waddell & Reed Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed Funds, Inc. current prospectus.

For shareholders who have chosen the Income-Earned option or the Cash option for their distribution method: if the dividend distribution (for Income-Earned) or the total distribution (for Cash) is less than ten dollars, the distribution will be automatically paid in additional shares of the same class of the Fund.

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

WADDELL & REED FUNDS, INC.

Total Return Fund
Growth Fund
Science and Technology Fund
International Growth Fund
Asset Strategy Fund
Limited-Term Bond Fund
High Income Fund
Municipal Bond Fund





























------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

WRR3000A(3-99)
printed on recycled paper